United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Hermes Managed Pool Series

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/22

Date of Reporting Period: Six months ended 06/30/22

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
June 30, 2022

Ticker FCSPX

Federated Hermes Corporate Bond Strategy Portfolio

A Portfolio of Federated Hermes Managed Pool Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2022, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Corporate Bonds	95.8%
Foreign Government/Agency	2.2%
Cash Equivalents[2]	1.2%
Derivative Contracts[3,4]	0.0%
Securities Lending Collateral[5]	1.1%
Other Assets and Liabilities—Net[6]	(0.3)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

4	Represents less than 0.1%.
5	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2022 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—95.8%
		Basic Industry - Chemicals—0.4%
$ 90,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	$ 88,513
200,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	193,374
300,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	278,326
		TOTAL	560,213
		Basic Industry - Metals & Mining—1.8%
600,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	499,893
400,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 3.625%, 9/11/2024	392,605
235,000		AngloGold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	223,658
400,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	354,345
350,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 2.625%, 9/23/2031	282,424
200,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	136,760
225,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	225,740
250,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	282,915
170,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.300%, 8/1/2032	154,631
105,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 4/15/2026	101,763
		TOTAL	2,654,734
		Basic Industry - Paper—0.1%
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	115,809
		Capital Goods - Aerospace & Defense—4.5%
230,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	226,143
500,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	356,116
360,000		Boeing Co., Sr. Unsecd. Note, 2.196%, 2/4/2026	325,054
300,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	267,226
995,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	828,926
425,000		Boeing Co., Sr. Unsecd. Note, 3.250%, 2/1/2035	322,140
745,000		Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	502,481
500,000		Boeing Co., Sr. Unsecd. Note, 4.508%, 5/1/2023	501,374
175,000		Boeing Co., Sr. Unsecd. Note, 5.705%, 5/1/2040	163,535
360,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	348,984
170,000		Hexcel Corp., Sr. Unsecd. Note, 4.200%, 2/15/2027	159,604
740,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	692,675
125,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	122,501
350,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	324,111
600,000		Raytheon Technologies Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	592,725
350,000		Raytheon Technologies Corp., Sr. Unsecd. Note, 4.150%, 5/15/2045	311,813
136,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 3.146% (3-month USLIBOR +1.735%), 2/15/2042	100,267
370,000		Textron, Inc., Sr. Unsecd. Note, 2.450%, 3/15/2031	304,363
50,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	50,316
		TOTAL	6,500,354
		Capital Goods - Building Materials—0.8%
100,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	88,540
125,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	122,052
620,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	570,627
235,000		Carrier Global Corp., Sr. Unsecd. Note, 2.700%, 2/15/2031	199,077
170,000		Masco Corp., Sr. Unsecd. Note, 4.500%, 5/15/2047	144,941
		TOTAL	1,125,237
Semi-Annual Shareholder Report
2

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Construction Machinery—1.1%
$ 450,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	$ 398,036
445,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	419,412
895,000	Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	788,007
	TOTAL	1,605,455
	Capital Goods - Diversified Manufacturing—2.1%
811,000	GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	758,505
155,000	Otis Worldwide Corp., Sr. Unsecd. Note, Series WI, 2.565%, 2/15/2030	134,056
300,000	Roper Technologies, Inc., Sr. Unsecd. Note, 1.400%, 9/15/2027	257,242
110,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	97,133
60,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	59,573
245,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.200%, 9/15/2028	240,501
390,000	Valmont Industries, Inc., 5.250%, 10/1/2054	372,876
80,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	73,213
335,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 1.800%, 4/1/2026	293,088
500,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 2.950%, 4/1/2031	392,910
160,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	152,726
285,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	237,758
	TOTAL	3,069,581
	Capital Goods - Packaging—0.4%
180,000	Packaging Corp., of America, Sr. Unsecd. Note, 3.650%, 9/15/2024	179,340
220,000	Sonoco Products Co., Sr. Unsecd. Note, 5.750%, 11/1/2040	224,583
150,000	WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	146,485
	TOTAL	550,408
	Communications - Cable & Satellite—2.0%
440,000	CCO Safari II LLC, 6.484%, 10/23/2045	428,668
380,000	Charter Communications Operating LLC, 5.375%, 5/1/2047	324,308
250,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 3.850%, 4/1/2061	164,894
500,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 4.800%, 3/1/2050	397,182
865,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	602,158
600,000	Charter Communications, Inc., 4.200%, 3/15/2028	561,186
165,000	Cox Communications, Inc., Sr. Unsecd. Note, 144A, 3.350%, 9/15/2026	157,983
300,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	262,387
	TOTAL	2,898,766
	Communications - Media & Entertainment—3.3%
500,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.650%, 5/15/2050	394,153
135,000	Fox Corp., Sr. Unsecd. Note, Series WI, 4.709%, 1/25/2029	132,512
375,000	Fox Corp., Sr. Unsecd. Note, Series WI, 5.576%, 1/25/2049	366,706
167,000	Grupo Televisa S.A., 6.625%, 3/18/2025	175,562
950,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	884,403
300,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.400%, 3/1/2031	244,684
495,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.375%, 3/1/2041	372,087
850,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	801,703
300,000	Omnicom Group, Inc., Sr. Unsecd. Note, 2.450%, 4/30/2030	253,220
300,000	Omnicom Group, Inc., Sr. Unsecd. Note, 2.600%, 8/1/2031	252,162
200,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.650%, 11/1/2024	198,414
475,000	Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	419,504
200,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.900%, 8/15/2044	162,511
190,000	ViacomCBS, Inc., Sr. Unsecd. Note, Series WI, 3.700%, 6/1/2028	176,354
	TOTAL	4,833,975
Semi-Annual Shareholder Report
3

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wireless—3.8%
$ 450,000		American Tower Corp., Sr. Unsecd. Note, 1.450%, 9/15/2026	$ 393,932
300,000		American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	240,542
300,000		American Tower Corp., Sr. Unsecd. Note, 3.100%, 6/15/2050	207,961
250,000		American Tower Corp., Sr. Unsecd. Note, 3.800%, 8/15/2029	229,706
100,000		American Tower Corp., Sr. Unsecd. Note, 4.400%, 2/15/2026	99,529
200,000		American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	202,468
280,000		Bell Canada, Sr. Unsecd. Note, 4.464%, 4/1/2048	257,217
300,000		Crown Castle International Corp., Sr. Unsecd. Note, 2.250%, 1/15/2031	243,632
400,000		Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 2/15/2026	396,398
200,000		Crown Castle International Corp., Sr. Unsecd. Note, 5.200%, 2/15/2049	192,107
300,000		TELUS Corp., Sr. Unsecd. Note, 2.800%, 2/16/2027	285,728
500,000		T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 2.700%, 3/15/2032	420,098
600,000		T-Mobile USA, Inc., Sec. Fac. Bond, 3.875%, 4/15/2030	560,517
415,000		T-Mobile USA, Inc., Sec. Fac. Bond, 4.500%, 4/15/2050	369,198
550,000		T-Mobile USA, Inc., Sr. Sub. Note, 3.000%, 2/15/2041	411,032
230,000		Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	231,184
350,000		Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	293,196
580,000		Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	553,158
		TOTAL	5,587,603
		Communications - Telecom Wirelines—6.8%
400,000		AT&T, Inc., Sr. Unsecd. Note, 0.900%, 3/25/2024	381,726
400,000	[2]	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	366,140
877,000		AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	712,465
350,000		AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	302,571
300,000		AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	240,042
1,000,000		AT&T, Inc., Sr. Unsecd. Note, 3.650%, 6/1/2051	783,646
255,000		AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	197,543
500,000		AT&T, Inc., Sr. Unsecd. Note, 4.300%, 2/15/2030	488,349
500,000		AT&T, Inc., Sr. Unsecd. Note, 4.350%, 3/1/2029	492,644
400,000		AT&T, Inc., Sr. Unsecd. Note, 5.450%, 3/1/2047	413,988
245,000		AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	275,324
545,000		AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	551,490
815,000		Rogers Communications, Inc., Sr. Unsecd. Note, 144A, 4.500%, 3/15/2042	725,511
40,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	44,712
680,000		Verizon Communications, Inc., Sr. Unsecd. Note, 1.450%, 3/20/2026	623,087
400,000		Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	342,343
1,785,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	1,456,270
30,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.000%, 3/22/2050	25,994
390,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	346,585
750,000	[2]	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 3/16/2027	748,767
500,000		Verizon Communications, Inc., Sr. Unsecd. Note, Series WI, 1.680%, 10/30/2030	403,464
		TOTAL	9,922,661
		Consumer Cyclical - Automotive—5.1%
650,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	584,577
175,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	150,799
250,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.350%, 11/1/2022	248,674
200,000		General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	197,530
455,000		General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	382,993
110,000		General Motors Co., Sr. Unsecd. Note, 6.750%, 4/1/2046	110,599
750,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.500%, 6/10/2026	655,639
Semi-Annual Shareholder Report
4

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Automotive—continued
$ 750,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	$ 634,607
50,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.700%, 8/20/2027	44,038
400,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.950%, 4/13/2024	397,301
250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.300%, 7/13/2025	246,231
300,000	General Motors Financial Co., Inc., Unsecd. Note, 3.500%, 11/7/2024	293,413
600,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.000%, 9/17/2024	557,430
380,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.000%, 6/15/2028	319,860
235,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	232,060
1,200,000	Nissan Motor Acceptance Company LLC., Sr. Unsecd. Note, 144A, 1.850%, 9/16/2026	1,012,334
400,000	Stellantis Finance US, Inc., 144A, 1.711%, 1/29/2027	348,159
400,000	Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 2.691%, 9/15/2031	317,135
470,000	Stellantis N.V., Sr. Unsecd. Note, 5.250%, 4/15/2023	474,105
200,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	200,121
	TOTAL	7,407,605
	Consumer Cyclical - Leisure—0.6%
500,000	Magallanes, Inc., Sr. Unsecd. Note, 144A, 4.279%, 3/15/2032	447,350
510,000	Magallanes, Inc., Sr. Unsecd. Note, 144A, 5.050%, 3/15/2042	434,690
	TOTAL	882,040
	Consumer Cyclical - Retailers—3.1%
150,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	127,589
675,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	614,451
600,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	453,993
130,000	AutoNation, Inc., Sr. Unsecd. Note, 4.500%, 10/1/2025	129,614
185,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	174,227
55,000	AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 4/21/2026	53,111
345,000	AutoZone, Inc., Sr. Unsecd. Note, 4.000%, 4/15/2030	327,941
400,000	CVS Health Corp., Sr. Unsecd. Note, 2.875%, 6/1/2026	381,384
50,000	CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	49,759
880,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	843,646
520,000	CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	502,021
300,000	Dollar General Corp., Sr. Unsecd. Note, 4.125%, 5/1/2028	293,073
610,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	484,195
160,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	154,652
	TOTAL	4,589,656
	Consumer Cyclical - Services—0.1%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.125%, 2/9/2031	165,571
	Consumer Non-Cyclical - Food/Beverage—6.9%
500,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc., Sr. Unsecd. Note, Series *, 3.650%, 2/1/2026	492,683
1,000,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	941,765
100,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/2046	94,177
300,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.350%, 6/1/2040	268,983
500,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.439%, 10/6/2048	439,648
350,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2050	315,232
500,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	509,183
125,000	Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	115,315
650,000	Coca-Cola European Partners PLC, Sr. Unsecd. Note, 144A, 1.500%, 1/15/2027	577,259
710,000	Conagra Brands, Inc., Sr. Unsecd. Note, 1.375%, 11/1/2027	593,238
250,000	Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	246,745
135,000	Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	111,554
210,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	201,614
Semi-Annual Shareholder Report
5

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$ 445,000		General Mills, Inc., Sr. Unsecd. Note, 3.000%, 2/1/2051	$ 324,372
200,000		Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	197,739
150,000		Heineken NV, Sr. Unsecd. Note, 144A, 4.350%, 3/29/2047	138,130
110,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	94,871
300,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 2.300%, 11/1/2030	246,826
255,000		JDE Peet’s B.V., Sr. Unsecd. Note, 144A, 0.800%, 9/24/2024	237,164
250,000		Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	248,520
53,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	53,467
750,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	626,242
190,000		McCormick & Co., Inc., Sr. Unsecd. Note, 1.850%, 2/15/2031	151,388
250,000		McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	239,079
500,000		Smithfield Foods, Inc., 144A, 2.625%, 9/13/2031	395,380
300,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	249,051
300,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	289,240
350,000		Smucker (J.M.) Co., Sr. Unsecd. Note, 2.375%, 3/15/2030	297,338
300,000		Smucker (J.M.) Co., Sr. Unsecd. Note, 3.500%, 3/15/2025	296,756
400,000		Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	352,043
200,000		Tyson Foods, Inc., 3.950%, 8/15/2024	199,833
585,000		Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 6/2/2027	561,124
		TOTAL	10,105,959
		Consumer Non-Cyclical - Health Care—2.2%
350,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	297,944
220,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	195,470
55,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	54,794
300,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.669%, 6/6/2047	281,353
204,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	188,886
295,000		Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	208,356
125,000		Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	105,630
1,500,000		HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	1,027,293
335,000		PerkinElmer, Inc., Sr. Unsecd. Note, 0.850%, 9/15/2024	310,321
500,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 1.215%, 10/18/2024	474,246
		TOTAL	3,144,293
		Consumer Non-Cyclical - Pharmaceuticals—3.1%
955,000		AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	879,309
750,000		Amgen, Inc., Sr. Unsecd. Note, 2.450%, 2/21/2030	654,717
185,000		AstraZeneca Finance LLC, Sr. Unsecd. Note, 2.250%, 5/28/2031	161,233
500,000		AstraZeneca PLC, Sr. Unsecd. Note, 4.000%, 1/17/2029	498,397
300,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/25/2038	271,728
300,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.875%, 6/25/2048	270,329
600,000		Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	412,688
790,000		Royalty Pharma PLC, Sr. Unsecd. Note, 1.750%, 9/2/2027	674,092
375,000		Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	314,016
500,000		Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 3.025%, 7/9/2040	385,682
		TOTAL	4,522,191
		Consumer Non-Cyclical - Supermarkets—0.4%
300,000	[2]	Kroger Co., Bond, 6.900%, 4/15/2038	350,223
250,000		Kroger Co., Sr. Unsecd. Note, 3.950%, 1/15/2050	211,496
		TOTAL	561,719
		Consumer Non-Cyclical - Tobacco—1.6%
500,000		Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	320,349
Semi-Annual Shareholder Report
6

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Tobacco—continued
$ 650,000		Altria Group, Inc., Sr. Unsecd. Note, 3.875%, 9/16/2046	$ 438,248
200,000		Altria Group, Inc., Sr. Unsecd. Note, 4.800%, 2/14/2029	190,281
325,000		BAT Capital Corp., Sr. Unsecd. Note, 2.259%, 3/25/2028	272,577
500,000		BAT Capital Corp., Sr. Unsecd. Note, Series WI, 3.557%, 8/15/2027	457,822
200,000		BAT Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	146,990
300,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	252,242
300,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	307,702
		TOTAL	2,386,211
		Energy - Independent—1.8%
250,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	234,155
590,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 4/15/2024	586,296
390,000		Coterra Energy, Inc., Sr. Unsecd. Note, 144A, 3.900%, 5/15/2027	374,297
175,000		Coterra Energy, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/15/2029	171,827
685,000		Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	668,678
200,000		Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	195,448
500,000		Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	412,188
		TOTAL	2,642,889
		Energy - Integrated—1.1%
605,000	[2]	Cenovus Energy, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2052	460,469
300,000		Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	294,322
240,000		Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	231,467
100,000		Petro-Canada, Bond, 5.350%, 7/15/2033	99,941
130,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	113,110
500,000		Suncor Energy, Inc., Sr. Unsecd. Note, 3.750%, 3/4/2051	403,872
		TOTAL	1,603,181
		Energy - Midstream—6.0%
130,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	111,001
165,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.600%, 9/1/2032	139,873
400,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	387,979
100,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	100,918
100,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	103,132
50,000		Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series B, 144A, 3.000%, 11/15/2029	45,112
65,000		Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series C, 144A, 3.900%, 11/15/2049	52,452
725,000		Energy Transfer Operating, Sr. Unsecd. Note, 5.000%, 5/15/2050	618,042
600,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	603,843
250,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 5.300%, 4/15/2047	216,974
250,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	238,944
550,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.700%, 1/31/2051	430,971
200,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.250%, 2/15/2048	168,662
500,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.850%, 3/15/2044	456,506
400,000		Kinder Morgan Energy Partners LP, 4.250%, 9/1/2024	400,507
495,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	496,010
300,000		Kinder Morgan, Inc., 5.050%, 2/15/2046	269,080
300,000		Kinder Morgan, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2028	292,145
350,000		MPLX LP, Sr. Unsecd. Note, 2.650%, 8/15/2030	292,499
395,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	382,245
200,000		MPLX LP, Sr. Unsecd. Note, 4.900%, 4/15/2058	165,888
500,000		MPLX LP, Sr. Unsecd. Note, 4.950%, 3/14/2052	433,229
80,000		MPLX LP, Sr. Unsecd. Note, Series WI, 4.250%, 12/1/2027	77,274
400,000		ONEOK, Inc., Sr. Unsecd. Note, 3.100%, 3/15/2030	344,283
Semi-Annual Shareholder Report
7

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$ 500,000		ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	$ 427,322
180,000		Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	163,284
290,000		TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	284,676
200,000		Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	199,975
290,000		Williams Partners LP, Sr. Unsecd. Note, 3.900%, 1/15/2025	286,759
650,000		Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	584,693
		TOTAL	8,774,278
		Energy - Refining—1.5%
200,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	198,035
225,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	198,681
150,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	164,037
245,000		Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	220,643
565,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	549,294
400,000		Valero Energy Corp., Sr. Unsecd. Note, 2.800%, 12/1/2031	336,110
140,000		Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	132,552
400,000	[2]	Valero Energy Corp., Sr. Unsecd. Note, 4.900%, 3/15/2045	365,394
		TOTAL	2,164,746
		Financial Institution - Banking—7.1%
410,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	409,193
400,000		Bank of America Corp., Sr. Unsecd. Note, 2.299%, 7/21/2032	323,640
200,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	197,523
575,000		Bank of America Corp., Sub. Note, Series L, 4.183%, 11/25/2027	559,347
800,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	797,403
350,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.273%, 3/1/2030	310,046
500,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.750%, 3/9/2027	479,037
255,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	254,797
480,000		Citigroup, Inc., 4.125%, 7/25/2028	460,928
250,000		Citigroup, Inc., 5.500%, 9/13/2025	257,244
750,000		Citigroup, Inc., Sub. Note, 3.875%, 3/26/2025	740,255
450,000		Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	441,089
580,000		Citizens Financial Group, Inc., Sub. Note, 2.638%, 9/30/2032	464,022
200,000		Comerica, Inc., 3.800%, 7/22/2026	196,692
200,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	198,494
120,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	119,592
200,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	194,618
245,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	242,314
500,000		Goldman Sachs Group, Inc., 5.950%, 1/15/2027	524,083
400,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series DMTN, 2.383%, 7/21/2032	323,854
900,000		Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	894,508
750,000		Huntington National Bank, Sr. Unsecd. Note, 4.552%, 5/17/2028	745,511
400,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	324,468
450,000		Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	457,949
175,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	175,765
200,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	193,031
		TOTAL	10,285,403
		Financial Institution - Broker/Asset Mgr/Exchange—0.8%
575,000		Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	437,270
200,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	198,075
300,000		Stifel Financial Corp., 4.250%, 7/18/2024	300,433
Semi-Annual Shareholder Report
8

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Broker/Asset Mgr/Exchange—continued
$ 200,000		Stifel Financial Corp., Sr. Unsecd. Note, 4.000%, 5/15/2030	$ 186,025
		TOTAL	1,121,803
		Financial Institution - Finance Companies—2.2%
500,000		AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, 2.450%, 10/29/2026	435,730
525,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	442,713
1,300,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.400%, 10/29/2033	1,028,113
505,000		Air Lease Corp., Sr. Unsecd. Note, 2.200%, 1/15/2027	440,553
500,000	[2]	Air Lease Corp., Sr. Unsecd. Note, 2.875%, 1/15/2032	390,780
500,000		Discover Bank, Sr. Unsecd. Note, Series BKNT, 4.650%, 9/13/2028	481,679
		TOTAL	3,219,568
		Financial Institution - Insurance - Health—0.7%
271,000		CIGNA Corp., Sr. Unsecd. Note, 3.750%, 7/15/2023	271,725
500,000		CIGNA Corp., Sr. Unsecd. Note, 4.125%, 11/15/2025	501,309
250,000		CIGNA Corp., Sr. Unsecd. Note, 4.900%, 12/15/2048	240,554
		TOTAL	1,013,588
		Financial Institution - Insurance - Life—0.7%
255,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	256,755
75,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	88,074
110,000		Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	126,142
400,000		Lincoln National Corp., Sr. Unsecd. Note, 3.050%, 1/15/2030	353,267
100,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	132,837
50,000		Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	59,274
		TOTAL	1,016,349
		Financial Institution - Insurance - P&C—0.7%
500,000		CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	470,006
120,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	135,009
412,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.569%, 2/1/2029	405,570
		TOTAL	1,010,585
		Financial Institution - REIT - Apartment—0.5%
160,000		Mid-America Apartment Communities LP, 4.000%, 11/15/2025	159,012
150,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	149,580
160,000		Mid-America Apartment Communities LP, Sr. Unsub. Note, 1.700%, 2/15/2031	126,707
50,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	50,019
80,000		UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	65,793
200,000		UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	189,117
		TOTAL	740,228
		Financial Institution - REIT - Healthcare—1.1%
375,000		Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	291,058
245,000		Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	211,332
300,000		Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	286,325
325,000		Welltower, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2031	274,553
500,000		Welltower, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	475,656
		TOTAL	1,538,924
		Financial Institution - REIT - Office—1.1%
65,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	48,951
90,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	88,754
100,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	96,904
250,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.900%, 12/15/2030	248,419
500,000		Boston Properties LP, Sr. Unsecd. Note, 2.900%, 3/15/2030	425,737
Semi-Annual Shareholder Report
9

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Office—continued
$ 840,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	$ 649,906
	TOTAL	1,558,671
	Financial Institution - REIT - Other—0.4%
160,000	ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	159,973
175,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	163,183
300,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	301,675
	TOTAL	624,831
	Financial Institution - REIT - Retail—0.9%
140,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	131,068
290,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 4/1/2027	280,240
300,000	Regency Centers LP, Sr. Unsecd. Note, 3.700%, 6/15/2030	272,579
170,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	163,637
460,000	Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	432,477
	TOTAL	1,280,001
	Technology—7.9%
1,070,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	1,016,365
190,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	174,277
300,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 2.600%, 2/15/2033	231,041
310,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.137%, 11/15/2035	235,838
10,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	7,616
450,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.469%, 4/15/2034	366,838
70,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	51,973
900,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	803,528
250,000	Dell International LLC / EMC Corp., 4.000%, 7/15/2024	249,313
1,000,000	Dell International LLC / EMC Corp., 5.300%, 10/1/2029	986,799
500,000	Equifax, Inc., Sr. Unsecd. Note, 2.350%, 9/15/2031	400,496
205,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	197,958
250,000	Equifax, Inc., Sr. Unsecd. Note, Series 5Y, 3.950%, 6/15/2023	249,822
200,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	196,475
135,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.100%, 3/1/2041	98,736
375,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	342,389
285,000	Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	285,271
450,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	456,095
155,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	152,379
765,000	Micron Technology, Inc., Sr. Unsecd. Note, 3.366%, 11/1/2041	555,618
200,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.975%, 2/6/2026	202,197
350,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	345,342
850,000	Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	762,837
1,600,000	Oracle Corp., Sr. Unsecd. Note, 3.600%, 4/1/2050	1,114,406
1,000,000	Oracle Corp., Sr. Unsecd. Note, 3.650%, 3/25/2041	746,738
85,000	Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	75,508
75,000	Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	72,250
80,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	80,104
150,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	144,678
220,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	220,400
160,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	141,666
730,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	575,585
	TOTAL	11,540,538
	Technology Services—0.9%
150,000	Fortinet Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	132,065
Semi-Annual Shareholder Report
10

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology Services—continued
$ 710,000		Global Payments, Inc., Sr. Unsecd. Note, 1.200%, 3/1/2026	$ 626,652
500,000		Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	444,201
85,000		Global Payments, Inc., Sr. Unsecd. Note, 3.200%, 8/15/2029	74,358
95,000		Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	76,556
		TOTAL	1,353,832
		Transportation - Airlines—0.5%
140,000		Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	141,170
100,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 6/15/2027	101,006
495,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	505,003
		TOTAL	747,179
		Transportation - Railroads—0.9%
100,000		Canadian Pacific Railway Co., 7.125%, 10/15/2031	116,541
225,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	203,786
105,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.050%, 3/5/2030	88,960
195,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.000%, 12/2/2041	152,877
200,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.450%, 3/15/2023	200,857
305,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	304,145
200,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 4.700%, 5/1/2048	189,425
		TOTAL	1,256,591
		Transportation - Services—2.2%
330,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	331,775
250,000		FedEx Corp., Sr. Unsecd. Note, 3.250%, 5/15/2041	195,470
550,000		FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	461,480
315,000		GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	249,374
725,000		GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	633,733
300,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.700%, 6/15/2026	267,796
400,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.950%, 3/10/2025	394,246
260,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 1.750%, 9/1/2026	235,063
220,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.900%, 12/1/2026	205,226
200,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.400%, 3/1/2023	199,559
		TOTAL	3,173,722
		Utility - Electric—5.4%
130,000		AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	129,199
385,000		AEP Texas, Inc., Sr. Unsecd. Note, 4.700%, 5/15/2032	383,643
500,000		Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	431,282
185,000		Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	166,025
80,000		Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	78,573
270,000		American Electric Power Co., Inc., Jr. Sub. Note, 2.031%, 3/15/2024	261,371
95,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.950%, 12/15/2022	94,703
200,000		Appalachian Power Co., Sr. Unsecd. Note, 7.000%, 4/1/2038	232,750
170,000		Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	142,158
645,000	[2]	CenterPoint Energy, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2031	550,123
195,000		Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	190,531
130,000		Dominion Energy, Inc., Sr. Unsecd. Note, 4.250%, 6/1/2028	128,007
120,000		Dominion Energy, Inc., Sr. Unsecd. Note, Series A, 1.450%, 4/15/2026	108,663
240,000		Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	225,222
500,000		EDP Finance BV, Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	428,940
300,000		EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	297,808
740,000		Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	652,882
300,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.250%, 7/12/2031	235,790
Semi-Annual Shareholder Report
11

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 100,000	Exelon Corp., Sr. Unsecd. Note, 3.950%, 6/15/2025	$ 99,760
95,000	Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	89,252
90,000	Exelon Corp., Sr. Unsecd. Note, 144A, 4.100%, 3/15/2052	77,813
180,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	145,220
242,000	Fortis, Inc./Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	227,891
290,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	267,133
200,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	193,267
300,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	249,511
100,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	88,217
250,000	Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	245,211
230,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	201,314
1,175,000	Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	1,056,301
285,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	249,577
	TOTAL	7,928,137
	Utility - Natural Gas—1.2%
300,000	Enbridge Energy Partners LP, 5.875%, 10/15/2025	312,893
80,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	79,821
300,000	Enbridge, Inc., Sr. Unsecd. Note, 3.125%, 11/15/2029	271,430
195,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	158,457
130,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	121,564
200,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	200,984
260,000	Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	244,424
250,000	Sempra Energy, Sr. Unsecd. Note, 4.000%, 2/1/2048	208,435
250,000	Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	221,630
	TOTAL	1,819,638
	Utility - Natural Gas Distributor—0.0%
110,000	The East Ohio Gas Company, Sr. Unsecd. Note, 144A, 3.000%, 6/15/2050	79,637
	TOTAL CORPORATE BONDS (IDENTIFIED COST $158,683,584)	139,684,360
	FOREIGN GOVERNMENTS/AGENCIES—2.2%
	Sovereign—2.2%
700,000	Mexico, Government of, 3.750%, 1/11/2028	670,276
200,000	Mexico, Government of, Series MTN, 4.750%, 3/8/2044	166,199
800,000	Mexico, Government of, Sr. Unsecd. Note, 3.250%, 4/16/2030	703,979
700,000	Mexico, Government of, Sr. Unsecd. Note, 3.600%, 1/30/2025	694,838
250,000	Mexico, Government of, Sr. Unsecd. Note, 4.500%, 4/22/2029	242,777
300,000	Mexico, Government of, Sr. Unsecd. Note, 4.500%, 1/31/2050	233,530
190,000	Peru, Government of, 6.550%, 3/14/2037	205,732
206,000	Mexico, Government of, Series MTNA, 6.750%, 9/27/2034	224,161
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $3,433,841)	3,141,492
	REPURCHASE AGREEMENT—1.2%
1,718,000	Interest in $2,386,000,000 joint repurchase agreement 1.55%, dated 6/30/2022 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,386,102,731 on 7/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2050 and the market value of those underlying securities was $2,433,824,785. (IDENTIFIED COST $1,718,000)	1,718,000
Semi-Annual Shareholder Report
12

Principal Amount or Shares		Value
	INVESTMENT COMPANY—1.1%
1,590,715	Federated Hermes Government Obligations Fund, Premier Shares, 1.41%[3] (IDENTIFIED COST $1,590,715)	$ 1,590,715
	TOTAL INVESTMENT IN SECURITIES—100.3% (IDENTIFIED COST $165,426,140)[4]	146,134,567
	OTHER ASSETS AND LIABILITIES - NET—(0.3)%[5]	(388,954)
	TOTAL NET ASSETS—100%	$145,745,613
At June 30, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[6]United States Treasury Notes 10-Year Ultra Long Futures	15	$1,910,625	September 2022	$(13,862)
[6]United States Treasury Ultra Bond Long Futures	15	$2,315,156	September 2022	$(39,412)
Short Futures:
[6]United States Treasury Notes 10-Year Short Futures	50	$5,926,562	September 2022	$13,557
[6]United States Treasury Notes 5-Year Short Futures	50	$5,612,500	September 2022	$17,861
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(21,856)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2022, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 12/31/2021	$2,340,755
Purchases at Cost	$11,277,464
Proceeds from Sales	$(12,027,504)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 6/30/2022	$1,590,715
Shares Held as of 6/30/2022	1,590,715
Dividend Income	$1,925

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
6	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
13

The following is a summary of the inputs used, as of June 30, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$139,684,360	$—	$139,684,360
Foreign Governments/Agencies	—	3,141,492	—	3,141,492
Investment Company	1,590,715	—	—	1,590,715
Repurchase Agreement	—	1,718,000	—	1,718,000
TOTAL SECURITIES	$1,590,715	$144,543,852	$—	$146,134,567
Other Financial Instruments:[1]
Assets	$31,418	$—	$—	$31,418
Liabilities	(53,274)	—	—	(53,274)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(21,856)	$—	$—	$(21,856)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.86	$12.38	$11.48	$10.26	$11.10	$10.71
Income From Investment Operations:
Net investment income (loss)	0.19	0.38	0.43	0.45	0.46	0.45
Net realized and unrealized gain (loss)	(1.90)	(0.44)	0.91	1.22	(0.77)	0.39
TOTAL FROM INVESTMENT OPERATIONS	(1.71)	(0.06)	1.34	1.67	(0.31)	0.84
Less Distributions:
Distributions from net investment income	(0.19)	(0.38)	(0.43)	(0.45)	(0.46)	(0.45)
Distributions from net realized gain	—	(0.08)	(0.01)	—	(0.07)	—
TOTAL DISTRIBUTIONS	(0.19)	(0.46)	(0.44)	(0.45)	(0.53)	(0.45)
Net Asset Value, End of Period	$9.96	$11.86	$12.38	$11.48	$10.26	$11.10
Total Return[1]	(14.55)%	(0.41)%	11.88%	16.56%	(2.82)%	8.01%
Ratios to Average Net Assets:
Net expenses[2,3]	0.00%[4]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	3.47%[4]	3.19%	3.64%	4.11%	4.30%	4.14%
Expense waiver/reimbursement[5]	0.23%[4]	0.23%	0.27%	0.30%	0.32%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$145,746	$182,389	$143,775	$105,126	$85,243	$85,052
Portfolio turnover[6]	6%	11%	13%	18%	16%	22%

1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Federated Investment Management Company (the “Adviser”) has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Assets and Liabilities
June 30, 2022 (unaudited)

Assets:
Investment in securities, at value including $1,545,583 of securities loaned and $1,590,715 of investments in an affiliated holding* (identified cost $165,426,140)	$146,134,567
Cash	772
Income receivable	1,544,803
Receivable for shares sold	128,511
Receivable for variation margin on futures contracts	38,956
Total Assets	147,847,609
Liabilities:
Payable for shares redeemed	9,561
Payable for collateral due to broker for securities lending (Note 2)	1,590,715
Income distribution payable	444,968
Payable to adviser (Note 5)	2,831
Payable for administrative fee (Note 5)	313
Accrued expenses (Note 5)	53,608
Total Liabilities	2,101,996
Net assets for 14,636,906 shares outstanding	$145,745,613
Net Assets Consist of:
Paid-in capital	$165,054,420
Total distributable earnings (loss)	(19,308,807)
Total Net Assets	$145,745,613
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$145,745,613 ÷ 14,636,906 shares outstanding, no par value, unlimited shares authorized	$9.96

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Operations
Six Months Ended June 30, 2022 (unaudited)

Investment Income:
Interest	$2,816,493
Net income on securities loaned (includes $1,925 earned from affiliated holdings related to cash collateral balances*) (Note 2)	1,367
TOTAL INCOME	2,817,860
Expenses:
Administrative fee (Note 5)	65,855
Custodian fees	7,290
Transfer agent fees	7,605
Directors’/Trustees’ fees (Note 5)	1,175
Auditing fees	15,075
Legal fees	3,740
Portfolio accounting fees	43,695
Share registration costs	16,707
Printing and postage	10,343
Commitment fee (Note 7)	4,773
Miscellaneous (Note 5)	8,198
TOTAL EXPENSES	184,456
Waivers and Reimbursement:
Waivers/reimbursement of other operating expenses (Notes 2 and 5)	(184,456)
Net expenses	—
Net investment income	2,817,860
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments	(898,305)
Net realized gain on futures contracts	324,282
Net change in unrealized appreciation of investments	(28,605,709)
Net change in unrealized depreciation of futures contracts	20,008
Net realized and unrealized gain (loss) on investments and futures contracts	(29,159,724)
Change in net assets resulting from operations	$(26,341,864)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2022	Year Ended 12/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,817,860	$5,188,274
Net realized gain (loss)	(574,023)	1,679,729
Net change in unrealized appreciation/depreciation	(28,585,701)	(7,311,549)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(26,341,864)	(443,546)
Distributions to Shareholders	(2,818,049)	(6,409,622)
Share Transactions:
Proceeds from sale of shares	25,992,217	69,323,561
Net asset value of shares issued to shareholders in payment of distributions declared	101,768	234,075
Cost of shares redeemed	(33,577,932)	(24,090,384)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(7,483,947)	45,467,252
Change in net assets	(36,643,860)	38,614,084
Net Assets:
Beginning of period	182,389,473	143,775,389
End of period	$145,745,613	$182,389,473
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Notes to Financial Statements
June 30, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes Corporate Bond Strategy Portfolio (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
Semi-Annual Shareholder Report
19

◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. The detail of the total fund expense reimbursement of $184,456 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $4,101,275 and $11,840,625, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Semi-Annual Shareholder Report
20

Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of June 30, 2022, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$1,545,583	$1,590,715
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$(21,856)*

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2022
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$324,282

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$20,008
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2022	Year Ended 12/31/2021
Shares sold	2,443,592	5,764,232
Shares issued to shareholders in payment of distributions declared	9,574	19,554
Shares redeemed	(3,196,255)	(2,013,606)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(743,089)	3,770,180
4. FEDERAL TAX INFORMATION
At June 30, 2022, the cost of investments for federal tax purposes was $165,426,140. The net unrealized depreciation of investments for federal tax purposes was $19,313,429. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $308,844 and net unrealized depreciation from investments for those securities having an excess of cost over value of $19,622,273. The amounts presented are inclusive of derivative contracts.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap-fee programs; or (2) in certain other separately managed accounts and discretionary investment accounts; or (3) to the extent permitted under applicable law, other Federated Hermes funds. The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Acquired fund fees and expenses are not direct obligations of the Fund and are not contractual reimbursements under the investment advisory contract. For the six months ended June 30, 2022, the Adviser reimbursed $184,456 of operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2022, the annualized fee paid to FAS was 0.081% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund. For the six months ended June 30, 2022, the Fund’s Adviser reimbursed the Fund for any fee paid to FAS.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2022, were as follows:
Purchases	$9,297,344
Sales	$12,607,592
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The
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Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2022, the Fund had no outstanding loans. During the six months ended June 30, 2022, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2022, there were no outstanding loans. During the six months ended June 30, 2022, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
11. Recent Accounting Pronouncements
In January 2021, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2021-01 “Reference Rate Reform (Topic 848)”. ASU No. 2021-01 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2021-01 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2022. Management does not expect ASU No. 2021-01 to have a material impact on the financial statements.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2022	Ending Account Value 6/30/2022	Expenses Paid During Period[1]
Actual	$1,000	$854.50	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.79	$0.00

1
Expenses are equal to the Fund’s annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund.

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Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes Corporate Bond Strategy Portfolio (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Board considered that the Fund is distinctive in that it is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs, or certain other discretionary investment accounts, and may also be offered to other funds (each, a “Federated Hermes Fund” and, collectively the “Federated Hermes Funds”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”).
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Advisers and their affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund); (5) comparative fee and expense structures,
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including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise,(including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other Federated Hermes Funds.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s benchmark index, which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes
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Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings.
For the periods ended December 31, 2021, the Fund outperformed its benchmark index for the three-year and five-year periods, and the Fund underperformed its benchmark index for the one-year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board. Although the Board considered information comparing the Fund’s performance to that of the benchmark index, the Board concluded that, in light of the recent changes to the Fund, additional time is required to evaluate the Adviser’s performance in managing the Fund under its new mandate.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services and has agreed to reimburse the Fund’s expenses so that total operating expenses are zero. Because the Adviser does not charge the Fund an investment advisory fee and the Fund’s total operating expenses will remain at zero due to reimbursement of expenses, the Board noted that it did not consider fee comparisons to other registered funds or other types of clients of Federated Hermes to be relevant to its evaluation.
Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. The Board considered that the Adviser does not charge an investment advisory fee to the Fund and noted, therefore, that the Adviser does not profit from providing advisory services to the Fund under the Contract.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with an advisory fee of zero, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant to its evaluation.
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Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds.
The Board noted that, although an affiliate of the Adviser charges the Fund an administrative services fee and also the affiliate is entitled to reimbursement for certain out-of-pocket expenses incurred in providing administrative services to the Fund, Federated Hermes reimburses all such fees and expenses to the Fund.
In connection with the Board’s governance of other Federated Hermes Funds, the Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Managed Pool Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Corporate Bond Strategy Portfolio (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2022, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2021 through March 31, 2022 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement, but within seven days of the redemption request, and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period, that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures;
◾ circumstances during the Period under which the Administrator convened meetings of the Liquidity Risk Management Committees more frequently than normal to conduct enhanced liquidity risk monitoring, including prior to the Russian invasion of Ukraine.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report
29

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record Report (Form N-PX) link associated with the Fund at FederatedInvestors.com/FundInformation. Select a product name, then click “Documents” and click on “Proxy Voting Record Report.” Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information at FederatedInvestors.com. Select a product name, then click “Documents” and select “Form N-PORT.”
Semi-Annual Shareholder Report
30

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report
31

Federated Hermes Corporate Bond Strategy Portfolio

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P100
35282 (8/22)
© 2022 Federated Hermes, Inc.

Semi-Annual Shareholder Report
June 30, 2022

Ticker FHYSX

Federated Hermes High Yield Strategy Portfolio

A Portfolio of Federated Hermes Managed Pool Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2022, the Fund’s index classification1 was as follows:
Index Classification	Percentage of Total Net Assets[2]
Cable Satellite	7.9%
Technology	7.7%
Media Entertainment	7.1%
Midstream	6.9%
Healthcare	6.1%
Insurance - P&C	5.9%
Independent Energy	5.1%
Automotive	4.9%
Packaging	4.4%
Building Materials	4.2%
Gaming	4.0%
Pharmaceuticals	3.5%
Chemicals	3.3%
Other[3]	22.1%
Cash Equivalents[4]	6.6%
Other Assets and Liabilities—Net[5]	0.3%
TOTAL	100%

1
Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Bloomberg U.S. Corporate
High Yield 2% Issuer Capped Index (BHY2%ICI). Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the
Fund’s Adviser.

2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3	For purposes of this table, index classifications which constitute less than 2.5% of the Fund’s total net assets have been aggregated under the designation “Other.”
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2022 (unaudited)
Shares or Principal Amount			Value
		INVESTMENT COMPANY—96.4%
2,478,817	[1]	High Yield Bond Core Fund (IDENTIFIED COST $14,395,098)	$13,038,578
		REPURCHASE AGREEMENT—4.7%
$ 638,000
Interest in $2,386,000,000 joint repurchase agreement 1.55%, dated 6/30/2022 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,386,102,731 on 7/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to
4/20/2050 and the market value of those underlying securities was $2,433,824,785.
(IDENTIFIED COST $638,000)
			$ 638,000
		TOTAL INVESTMENT IN SECURITIES—101.1% (IDENTIFIED COST $15,033,098)[2]	13,676,578
		OTHER ASSETS AND LIABILITIES - NET—(1.1)%[3]	(148,134)
		TOTAL NET ASSETS—100%	$13,528,444
Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2022, were as follows:
High Yield Bond Core Fund
Value as of 12/31/2021	$124,807,376
Purchases at Cost	$5,924,697
Proceeds from Sales	$(108,600,000)
Change in Unrealized Appreciation/Depreciation	$(3,484,379)
Net Realized Gain/(Loss)	$(5,609,116)
Value as of 6/30/2022	$13,038,578
Shares Held as of 6/30/2022	2,478,817
Dividend Income	$1,774,524
The Fund invests in High Yield Bond Core Fund (HYCORE), a portfolio of Federated Hermes Core Trust (“Core Trust”) which is managed by the Adviser. Core Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), available only to registered investment companies and other institutional investors. The investment objective of HYCORE is to seek high current income. Federated Hermes, Inc. (“Federated Hermes”) receives no advisory or administrative fees from HYCORE. Income distributions from HYCORE are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of HYCORE, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. At June 30, 2022, HYCORE represents 96.4% of the Fund’s net assets. Therefore, the performance of the Fund is directly affected by the performance of HYCORE. To illustrate the security holdings, financial condition, results of operations and changes in net assets of HYCORE, its financial statements are included within this report. The financial statements of HYCORE should be read in conjunction with the Fund’s financial statements. The valuation of securities held by HYCORE is discussed in the notes to its financial statements.
1	Due to this affiliated holding representing greater than 75% of the Fund’s total net assets, a copy of the affiliated holding’s most recent Semi-Annual Report is included with this Report.

2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
2

The following is a summary of the inputs used, as of June 30, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Company	$13,038,578	$—	$—	$13,038,578
Repurchase Agreement	—	638,000	—	638,000
TOTAL SECURITIES	$13,038,578	$638,000	$—	$13,676,578
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
3

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$13.16	$13.18	$13.20	$12.21	$13.29	$13.15
Income From Investment Operations:
Net investment income (loss)	0.38	0.71	0.75	0.82	0.81	0.80
Net realized and unrealized gain (loss)	(2.19)	(0.01)	(0.01)	0.99	(1.08)	0.16
TOTAL FROM INVESTMENT OPERATIONS	(1.81)	0.70	0.74	1.81	(0.27)	0.96
Less Distributions:
Distributions from net investment income	(0.39)	(0.72)	(0.76)	(0.82)	(0.81)	(0.80)
Distributions from net realized gain	—	—	—	—	—	(0.02)
TOTAL DISTRIBUTIONS	(0.39)	(0.72)	(0.76)	(0.82)	(0.81)	(0.82)
Net Asset Value, End of Period	$10.96	$13.16	$13.18	$13.20	$12.21	$13.29
Total Return[1]	(13.97)%	5.40%	6.04%	15.10%	(2.19)%	7.50%
Ratios to Average Net Assets:
Net expenses[2]	0.00%[3]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	6.12%[3]	5.42%	5.93%	6.30%	6.26%	6.02%
Expense waiver/reimbursement[4]	0.38%[3]	0.25%	0.45%	0.41%	0.45%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$13,528	$125,419	$95,707	$44,776	$42,319	$41,769
Portfolio turnover[5]	12%	2%	23%	25%	20%	15%

1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2
The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.

3	Computed on an annualized basis.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
4

Statement of Assets and Liabilities
June 30, 2022 (unaudited)

Assets:
Investment in securities, at value including $13,038,578 of investments in an affiliated holding* (identified cost $15,033,098)	$13,676,578
Cash	647
Income receivable from an affiliated holding	78,119
Receivable for shares sold	4,696
Total Assets	13,760,040
Liabilities:
Payable for investments purchased	78,091
Payable for shares redeemed	19,494
Income distribution payable	87,173
Payable to adviser (Note 5)	1,854
Payable for auditing fees	13,339
Payable for portfolio accounting fees	21,869
Accrued expenses (Note 5)	9,776
Total Liabilities	231,596
Net assets for 1,234,576 shares outstanding	$13,528,444
Net Assets Consist of:
Paid-in capital	$22,340,513
Total distributable earnings (loss)	(8,812,069)
Total Net Assets	$13,528,444
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$13,528,444 ÷ 1,234,576 shares outstanding, no par value, unlimited shares authorized	$10.96

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Statement of Operations
Six Months Ended June 30, 2022 (unaudited)

Investment Income:
Dividends received from an affiliated holding*	$1,774,524
Interest	1,161
TOTAL INCOME	1,775,685
Expenses:
Administrative fee (Note 5)	22,713
Custodian fees	2,009
Transfer agent fees	4,623
Directors’/Trustees’ fees (Note 5)	1,022
Auditing fees	13,340
Legal fees	3,857
Portfolio accounting fees	27,208
Share registration costs	15,394
Printing and postage	10,265
Commitment fee	4,773
Miscellaneous (Note 5)	4,561
TOTAL EXPENSES	109,765
Reimbursement:
Reimbursement of other operating expenses (Notes 2 and 5)	(109,765)
Net expenses	—
Net investment income	1,775,685
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments in an affiliated holding*	(5,609,116)
Net change in unrealized appreciation of investments in an affiliated holding*	(3,484,379)
Net realized and unrealized gain (loss) on investments	(9,093,495)
Change in net assets resulting from operations	$(7,317,810)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2022	Year Ended 12/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,775,685	$6,035,890
Net realized gain (loss)	(5,609,116)	(34,687)
Net change in unrealized appreciation/depreciation	(3,484,379)	(252,020)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(7,317,810)	5,749,183
Distributions to Shareholders	(1,772,797)	(6,035,472)
Share Transactions:
Proceeds from sale of shares	8,286,114	42,889,213
Net asset value of shares issued to shareholders in payment of distributions declared	77,991	212,775
Cost of shares redeemed	(111,164,010)	(13,103,471)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(102,799,905)	29,998,517
Change in net assets	(111,890,512)	29,712,228
Net Assets:
Beginning of period	125,418,956	95,706,728
End of period	$13,528,444	$125,418,956
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Notes to Financial Statements
June 30, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Managed Pool Series (the “Trust”) is registered under the Act, as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes High Yield Strategy Portfolio (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income by investing primarily in a high-yield bond mutual fund and in a portfolio of fixed-income securities.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Adviser and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report
8

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense reimbursement of $109,765 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report
9

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2022	Year Ended 12/31/2021
Shares sold	661,510	3,246,928
Shares issued to shareholders in payment of distributions declared	6,371	16,143
Shares redeemed	(8,963,795)	(993,919)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(8,295,914)	2,269,152
4. FEDERAL TAX INFORMATION
At June 30, 2022, the cost of investments for federal tax purposes was $15,033,098. The net unrealized depreciation of investments for federal tax purposes was $1,356,520. This consists entirely of net unrealized depreciation from investments for those securities having an excess of cost over value of $1,356,520.
As of December 31, 2021, the Fund had a capital loss carryforward of $1,212,236 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$18	$1,212,218	$1,212,236
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap fee programs; or (2) in certain other separately managed accounts and discretionary investment accounts. The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Acquired fund fees and expenses are not direct obligations of the Fund and are not contractual reimbursements under the investment advisory contract.
For the six months ended June 30, 2022, the Adviser reimbursed $109,765 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
For the six months ended June 30, 2022, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund. For the six months ended June 30, 2022, the Fund’s Adviser reimbursed the Fund for any fee paid to FAS.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report
10

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2022, were as follows:
Purchases	$5,924,697
Sales	$108,600,000
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2022, the Fund had no outstanding loans. During the six months ended June 30, 2022, the Fund did not utilize the LOC.
8. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2022, there were no outstanding loans. During the six months ended June 30, 2022, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report
11

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2022	Ending Account Value 6/30/2022	Expenses Paid During Period[1]
Actual	$1,000	$860.30	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.79	$0.00

1
Expenses are equal to the Fund’s annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses incurred by the
Fund. This agreement has no fixed term.

Semi-Annual Shareholder Report
12

High Yield Bond Core Fund
Financial Statements and Notes to Financial Statements
Federated Hermes High Yield Strategy Portfolio invests primarily in High Yield Bond Core Fund. Therefore, the High Yield Bond Core Fund financial statements and notes to financial statements are included on pages 14 through 33.
High Yield Bond Core Fund
Semi-Annual Shareholder Report
13

Portfolio of Investments Summary Table (unaudited)
At June 30, 2022, the Fund’s index classification1 was as follows:
Index Classification	Percentage of Total Net Assets
Cable Satellite	8.2%
Technology	8.0%
Media Entertainment	7.4%
Midstream	7.2%
Health Care	6.4%
Insurance - P&C	6.1%
Independent Energy	5.3%
Automotive	5.1%
Packaging	4.6%
Building Materials	4.3%
Gaming	4.1%
Pharmaceuticals	3.6%
Other[2]	26.3%
Cash Equivalents[3]	1.9%
Other Assets and Liabilities - Net[4]	1.5%
Total	100%

1
Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Bloomberg U.S. Corporate
High Yield 2% Issuer Capped Index (BHY2%ICI). Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the
Fund’s Adviser.

2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund’s total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
High Yield Bond Core Fund
Semi-Annual Shareholder Report
14

Portfolio of Investments
June 30, 2022 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—95.4%
	Aerospace/Defense—1.4%
$ 4,400,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$ 4,254,932
4,800,000	TransDigm, Inc., Sr. Sub., 6.875%, 5/15/2026	4,482,576
600,000	TransDigm, Inc., Sr. Sub. Note, Series WI, 4.625%, 1/15/2029	484,407
2,900,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	2,739,456
	TOTAL	11,961,371
	Automotive—5.1%
3,075,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	2,703,279
6,400,000	Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	4,734,400
5,775,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	5,218,406
4,700,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	3,817,669
2,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	1,766,770
3,725,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	3,347,300
1,800,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	1,662,579
400,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	356,672
1,600,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	1,395,200
9,050,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	8,765,377
7,300,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	5,546,637
3,575,000	Schaeffler Verwaltung ZW, 144A, 4.750%, 9/15/2026	3,077,674
	TOTAL	42,391,963
	Building Materials—4.3%
2,500,000	Abc Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	2,002,341
1,300,000	Cornerstone Building Brands, Sr. Unsecd. Note, 144A, 6.125%, 1/15/2029	836,690
5,900,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	4,269,181
6,225,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	4,569,461
4,275,000	Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	3,339,886
2,950,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	2,503,049
1,950,000	MIWD Holdco II LLC/MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	1,571,657
4,175,000	Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.000%, 12/1/2029	3,284,013
2,850,000	Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.125%, 7/1/2029	2,252,655
1,000,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	739,553
2,850,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	2,253,167
650,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	557,544
4,025,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	3,598,256
3,575,000	White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	2,864,934
2,150,000	White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	1,793,197
	TOTAL	36,435,584
	Cable Satellite—8.2%
2,300,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	2,248,216
3,625,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 4.500%, 5/1/2032	2,947,433
1,300,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2023	1,292,408
3,225,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	2,637,324
1,675,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	1,299,758
2,350,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	1,958,685
2,150,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	1,698,866
1,650,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,528,156
1,650,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	1,478,268
2,050,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	1,521,418
High Yield Bond Core Fund
Semi-Annual Shareholder Report
15

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Cable Satellite—continued
$ 3,800,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	$ 2,974,184
4,800,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	3,716,640
4,725,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	3,174,137
2,275,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.000%, 11/15/2031	1,536,972
4,500,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	3,286,035
1,350,000		DIRECTV Holdings LLC, Sec. Fac. Bond, 144A, 5.875%, 8/15/2027	1,156,012
2,000,000		DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	1,365,650
5,900,000		DISH DBS Corp., Sr. Unsecd. Note, Series WI, 5.125%, 6/1/2029	3,603,720
3,000,000		Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	2,486,712
2,650,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	0
2,475,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	0
1,975,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 9.750%, 7/15/2025	0
500,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.125%, 9/1/2026	447,460
4,175,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	3,332,422
3,100,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	2,596,467
1,000,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	913,695
5,800,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	5,124,590
5,525,000		UPC Broadband Finco BV, Sr. Note, 144A, 4.875%, 7/15/2031	4,519,367
725,000		Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	576,513
625,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	560,084
1,000,000		Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	806,635
3,525,000		Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	2,855,250
6,175,000		Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	5,472,501
		TOTAL	69,115,578
		Chemicals—3.4%
3,575,000		Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	2,922,991
1,375,000		Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 6.750%, 12/1/2027	1,245,798
3,100,000		Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	2,562,662
2,775,000		H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	2,333,165
6,300,000		Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	5,243,521
5,225,000		Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	4,860,347
5,675,000		Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	3,951,219
3,950,000		Polar US Borrower LLC, Sr. Unsecd. Note, 144A, 6.750%, 5/15/2026	2,764,230
3,550,000		WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	2,622,563
		TOTAL	28,506,496
		Construction Machinery—0.6%
2,525,000		H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	2,048,431
1,225,000		United Rentals, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	1,035,832
625,000		United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	514,463
1,100,000		United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	1,042,454
		TOTAL	4,641,180
		Consumer Cyclical Services—2.2%
6,800,000		Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	4,958,094
4,400,000		Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	3,735,842
7,475,000		Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	5,757,693
3,303,000		GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	3,025,233
2,000,000		Signal Parent, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/1/2029	1,253,312
		TOTAL	18,730,174
		Consumer Products—1.9%
6,850,000		BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	5,586,038
High Yield Bond Core Fund
Semi-Annual Shareholder Report
16

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Products—continued
$ 5,100,000	Diamond BC BV, Sr. Unsecd. Note, 144A, 4.625%, 10/1/2029	$ 4,085,533
1,450,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	1,199,509
5,875,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	4,519,285
650,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	516,822
	TOTAL	15,907,187
	Diversified Manufacturing—1.0%
5,875,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	5,457,229
2,900,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	2,875,118
	TOTAL	8,332,347
	Finance Companies—2.0%
2,150,000	Ld Holdings Group LLC, Sr. Unsecd. Note, 144A, 6.125%, 4/1/2028	1,313,822
900,000	Navient Corp., Sr. Unsecd. Note, 4.875%, 3/15/2028	704,754
4,950,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	3,824,104
5,250,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	3,948,761
2,275,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	1,620,369
2,775,000	United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	2,382,185
3,000,000	United Wholesale Mortgage LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	2,302,470
1,275,000	United Wholesale Mortgage LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	1,024,258
	TOTAL	17,120,723
	Food & Beverage—1.5%
2,650,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	2,501,242
2,500,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	2,092,450
2,500,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.500%, 9/15/2031	2,052,000
1,000,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.625%, 4/15/2030	845,460
951,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	922,489
1,425,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	1,203,222
2,900,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	2,540,081
	TOTAL	12,156,944
	Gaming—4.1%
2,625,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	2,208,334
1,025,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	929,778
1,700,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	1,439,900
2,950,000	Caesars Entertainment Corp., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	2,301,605
1,925,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 5.750%, 7/1/2025	1,845,815
875,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	846,226
1,175,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	1,137,782
2,300,000	Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029	1,878,260
6,250,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	5,330,906
3,050,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	2,318,549
1,250,000	Raptor Acquisition Corp./Raptor Co-Issuer LLC, Sec. Fac. Bond, 144A, 4.875%, 11/1/2026	1,095,994
3,800,000	Scientific Games Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 3/1/2030	3,235,966
2,725,000	Scientific Games International, Inc., 144A, 8.625%, 7/1/2025	2,797,430
1,500,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	1,408,785
4,425,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	3,743,771
650,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.500%, 9/1/2026	599,170
1,525,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	1,453,256
	TOTAL	34,571,527
	Health Care—6.4%
2,975,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 4.625%, 8/1/2029	2,450,879
1,375,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 5.125%, 3/1/2030	1,160,815
High Yield Bond Core Fund
Semi-Annual Shareholder Report
17

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$ 4,100,000		Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	$ 3,022,971
1,500,000		Avantor Funding, Inc., Sec. Fac. Bond, 144A, 4.625%, 7/15/2028	1,378,995
2,150,000		Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	1,883,561
3,450,000		CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	2,113,263
3,300,000		CHS/Community Health Systems, Inc., 2nd Lien, 144A, 6.875%, 4/15/2029	2,138,103
2,400,000		CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	2,192,568
1,350,000		Embecta Corp., Sec. Fac. Bond, 144A, 5.000%, 2/15/2030	1,135,412
2,100,000		Embecta Corp., Sr. Note, 144A, 6.750%, 2/15/2030	1,897,738
3,800,000		Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	3,391,044
4,425,000		LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	3,258,459
2,000,000		LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	1,948,950
2,350,000		MEDNAX, Inc., Sr. Unsecd. Note, 144A, 5.375%, 2/15/2030	2,017,193
9,300,000		Mozart Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	7,667,106
1,725,000		MPH Acquisition Holdings LLC, Sr. Note, 144A, 5.500%, 9/1/2028	1,540,121
4,650,000		MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	3,862,778
2,125,000		Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	1,487,034
1,125,000		Tenet Healthcare Corp., 144A, 4.250%, 6/1/2029	950,828
1,750,000		Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	1,577,984
1,500,000		Tenet Healthcare Corp., 144A, 6.250%, 2/1/2027	1,383,750
650,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	624,725
5,300,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2028	4,552,011
		TOTAL	53,636,288
		Health Insurance—0.7%
1,350,000		Centene Corp., Sr. Unsecd. Note, 2.625%, 8/1/2031	1,076,841
2,275,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	2,130,697
2,600,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	2,432,131
		TOTAL	5,639,669
		Independent Energy—5.1%
1,625,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	1,484,275
1,400,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	1,335,253
949,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	1,193,589
1,075,000		Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	947,392
2,450,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	2,392,958
4,225,000		Centennial Resource Production LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	4,019,622
3,175,000	[1,3]	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	61,516
4,025,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	3,612,699
2,650,000		Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2025	2,498,181
2,700,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	2,693,817
2,375,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.125%, 1/1/2031	2,412,097
1,925,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.625%, 9/1/2030	1,986,253
500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 7.150%, 5/15/2028	523,033
1,675,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.000%, 7/15/2025	1,765,777
2,000,000		PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	1,869,390
575,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	561,867
524,000		Range Resources Corp., Sr. Unsecd. Note, 5.000%, 3/15/2023	520,940
1,275,000		Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	1,302,014
2,425,000		Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	2,210,157
2,750,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	2,602,352
1,000,000		SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	944,688
2,900,000		Southwestern Energy Co., Sr. Unsecd. Note, 8.375%, 9/15/2028	3,060,935
High Yield Bond Core Fund
Semi-Annual Shareholder Report
18

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$ 2,700,000	Tap Rock Resources LLC., Sr. Unsecd. Note, 144A, 7.000%, 10/1/2026	$ 2,553,250
	TOTAL	42,552,055
	Industrial - Other—1.7%
9,450,000	Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	7,265,869
3,675,000	Redwood Star Merger Sub, Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	3,082,608
4,729,000	Vertical Holdco GmbH, Sr. Unsecd. Note, 144A, 7.625%, 7/15/2028	4,252,506
	TOTAL	14,600,983
	Insurance - P&C—6.1%
3,750,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	3,075,685
4,720,489	Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500% / 12.750% PIK, 1/15/2027	4,940,747
4,350,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	3,488,315
4,225,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	3,974,142
8,100,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	6,350,638
8,125,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	6,721,876
7,175,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	6,761,397
9,500,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	7,864,670
975,000	Ryan Specialty Group, Sec. Fac. Bond, 144A, 4.375%, 2/1/2030	849,469
7,275,000	USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	7,030,269
	TOTAL	51,057,208
	Leisure—0.7%
3,125,000	SeaWorld Parks & Entertainment, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	2,649,063
3,075,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	2,794,437
	TOTAL	5,443,500
	Lodging—0.3%
1,000,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	796,670
2,000,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	1,904,940
	TOTAL	2,701,610
	Media Entertainment—7.3%
5,275,000	Audacy Capital Corp., 144A, 6.500%, 5/1/2027	3,145,908
2,175,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	2,006,753
1,875,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 144A, 5.375%, 8/15/2026	471,094
2,150,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	268,750
1,300,000	Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	1,044,427
1,475,000	Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	1,421,693
3,350,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	3,136,136
1,875,000	iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	1,547,756
6,611,766	iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	5,268,387
1,575,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 3.625%, 10/1/2031	1,243,384
1,775,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	1,485,470
750,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	696,492
7,050,000	Midas Opco Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	5,684,591
1,575,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	1,353,768
4,300,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	3,932,780
5,525,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.875%, 10/1/2030	5,083,000
3,000,000	ROBLOX Corp., Sr. Unsecd. Note, 144A, 3.875%, 5/1/2030	2,440,680
1,300,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 3.875%, 1/15/2029	1,091,812
875,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2031	698,928
1,500,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	1,315,102
725,000	Sinclair Television Group, Sec. Fac. Bond, 144A, 4.125%, 12/1/2030	576,013
1,000,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	844,360
High Yield Bond Core Fund
Semi-Annual Shareholder Report
19

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$ 4,025,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	$ 2,968,815
1,400,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	1,312,843
4,425,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	4,197,112
6,100,000	Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	4,835,805
1,100,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 7.375%, 6/30/2030	1,076,367
2,900,000	Urban One, Inc., Sec. Fac. Bond, 144A, 7.375%, 2/1/2028	2,487,011
	TOTAL	61,635,237
	Metals & Mining—0.6%
2,275,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.875%, 3/1/2031	2,010,768
3,900,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	2,707,725
	TOTAL	4,718,493
	Midstream—7.2%
2,150,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.500%, 5/20/2025	2,027,237
2,200,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	2,056,176
3,400,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	3,167,712
2,700,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	2,462,899
2,350,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	2,351,633
1,900,000	Cheniere Energy Partners LP, Sr. Unsecd. Note, 4.000%, 3/1/2031	1,619,987
2,600,000	Cheniere Energy Partners LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	2,326,155
4,175,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	3,512,302
3,875,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	3,257,015
2,325,000	EQM Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	1,891,934
2,625,000	EQM Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	2,445,399
2,900,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	2,509,242
2,425,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	1,853,597
2,300,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	2,068,620
3,225,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	2,767,759
3,100,000	Oasis Midstream Partners, Sr. Unsecd. Note, 144A, 8.000%, 4/1/2029	2,884,953
3,200,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	3,032,656
1,325,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	1,251,436
2,000,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	1,703,940
1,700,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	1,333,769
2,300,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	2,193,073
1,500,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	1,434,008
1,850,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	1,639,905
1,325,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	1,201,278
1,875,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	1,770,225
4,250,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	3,434,319
1,825,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.450%, 4/1/2044	1,520,353
575,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.500%, 8/15/2048	469,732
	TOTAL	60,187,314
	Oil Field Services—1.9%
3,450,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	3,059,667
2,550,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	2,328,482
1,725,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	1,532,274
1,550,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	1,334,992
2,575,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	2,423,886
1,800,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	1,600,011
4,166,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	3,795,039
	TOTAL	16,074,351
High Yield Bond Core Fund
Semi-Annual Shareholder Report
20

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—4.6%
$ 7,158,496		ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	$ 5,321,483
2,200,000		Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	1,772,166
7,075,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	5,064,037
3,325,000		Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	2,907,629
9,100,000		Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	7,874,139
2,775,000		OI European Group BV, Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	2,327,698
2,000,000		Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2025	1,882,710
1,647,000		Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	1,539,286
3,550,000		Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	3,264,988
1,400,000		Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.250%, 8/1/2024	1,282,813
5,500,000		Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	5,164,383
		TOTAL	38,401,332
		Paper—0.3%
2,875,000		Graphic Packaging International LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	2,417,677
		Pharmaceuticals—3.2%
1,875,000		Bausch Health Cos., Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	1,650,000
725,000		Bausch Health Cos., Inc., Sec. Fac. Bond, 144A, 6.125%, 2/1/2027	617,551
1,800,000		Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	941,553
3,900,000		Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	2,026,183
7,600,000		Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	4,066,000
1,000,000		Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	544,045
2,775,000		Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	2,057,884
2,150,000		Catalent Pharma Solutions, Inc., Sr. Unsecd. Note, 144A, 3.500%, 4/1/2030	1,756,957
2,650,000	[1,3]	Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 6/30/2028	212,000
2,800,000		Grifols Escrow Issuer SA, 144A, 4.750%, 10/15/2028	2,431,968
1,650,000		Jazz Securities Designated Activity Co., 144A, 4.375%, 1/15/2029	1,470,895
4,061,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 10.000%, 6/15/2029	2,883,310
2,925,000		Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	2,534,425
4,075,000		Syneos Health, Inc., Sr. Unsecd. Note, 144A, 3.625%, 1/15/2029	3,455,920
		TOTAL	26,648,691
		Restaurant—1.3%
10,675,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 2nd Lien, 144A, 4.000%, 10/15/2030	8,601,221
1,425,000		Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	1,262,971
1,425,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,295,738
		TOTAL	11,159,930
		Retailers—0.7%
1,825,000		Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	1,670,687
1,450,000		Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	1,200,136
1,625,000		Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	1,330,843
1,475,000		Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	1,038,466
1,400,000		Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	979,342
		TOTAL	6,219,474
		Supermarkets—0.5%
4,625,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	3,756,883
		Technology—8.0%
3,000,000		Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	2,531,475
2,425,000		Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	1,961,007
1,300,000		Central Parent, Inc./Central Merger Sub, Inc., 144A, 7.250%, 6/15/2029	1,253,128
5,550,000		Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	4,573,283
1,725,000		Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	1,486,527
High Yield Bond Core Fund
Semi-Annual Shareholder Report
21

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 3,000,000		Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	$ 2,479,890
5,000,000		Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	4,180,200
875,000		Entegris Escrow Corp., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	834,348
4,000,000		HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	3,505,000
2,275,000		Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	1,808,410
4,050,000		II-VI, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	3,543,284
5,775,000		Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	4,034,648
7,375,000		McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	6,016,009
7,875,000		Minerva Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	6,572,042
925,000		NCR Corp., 144A, 5.125%, 4/15/2029	784,280
1,300,000		NCR Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	1,122,921
975,000		NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	866,546
1,775,000		NCR Corp., Sr. Unsecd. Note, 144A, 6.125%, 9/1/2029	1,537,467
6,725,000		Rackspace Technology, Inc., Sr. Unsecd. Note, 144A, 5.375%, 12/1/2028	4,404,068
6,700,000		Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	4,855,284
3,450,000		Seagate HDD Cayman, Sr. Unsecd. Note, 3.125%, 7/15/2029	2,712,009
2,600,000		SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	2,432,820
3,250,000		TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	2,739,347
825,000		Veritas US, Inc./Veritas Bermuda Ltd., Sr. Secd. Note, 144A, 7.500%, 9/1/2025	620,730
		TOTAL	66,854,723
		Transportation Services—0.4%
4,025,000		Watco Cos. LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	3,691,818
		Utility - Electric—2.3%
650,000		Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	530,042
1,850,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	1,498,102
3,000,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	2,648,235
3,875,000		Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	3,749,121
1,081,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	1,060,560
925,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	747,590
1,000,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	786,150
2,075,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	1,652,702
3,050,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	2,768,241
3,100,000		Vistra Operations Co. LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	2,933,065
1,075,000		Vistra Operations Co. LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	1,012,983
		TOTAL	19,386,791
		Wireless Communications—0.4%
1,750,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 2.875%, 2/15/2031	1,456,175
2,450,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 144A, 3.375%, 4/15/2029	2,150,867
		TOTAL	3,607,042
		TOTAL CORPORATE BONDS (IDENTIFIED COST $972,868,676)	800,262,143
		COMMON STOCKS—1.0%
		Cable Satellite—0.0%
7,064	[2,3]	Intelsat Jackson Holdings S.A.	26,490
		Independent Energy—0.0%
3,150	[2,3]	Ultra Resources, Inc.	0
		Media Entertainment—0.1%
67,010	[3]	iHeartMedia, Inc.	528,709
		Oil Field Services—0.5%
66,218	[2,3]	Superior Energy Services, Inc.	4,072,407
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Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Pharmaceuticals—0.4%
142,651	[3]	Mallinckrodt PLC	$ 3,542,738
		TOTAL COMMON STOCKS (IDENTIFIED COST $6,159,115)	8,170,344
		FLOATING RATE LOAN—0.2%
		Independent Energy—0.2%
$ 1,976,000	[4]	Ascent Resources Utica Holdings LLC, Term Loan - 2nd Lien, 10.021% (3-month LIBOR + 9.00%), 11/1/2025 (IDENTIFIED COST $1,976,000)	2,081,380
		INVESTMENT COMPANY—1.9%
16,300,207		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 1.44%[5] (IDENTIFIED COST $16,298,482)	16,290,426
		TOTAL INVESTMENT IN SECURITIES—98.5% (IDENTIFIED COST $1,005,616,486)[6]	826,804,293
		OTHER ASSETS AND LIABILITIES - NET—1.5%[7]	12,403,930
		TOTAL NET ASSETS—100%	$839,208,223
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2022, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 12/31/2021	$15,264,347
Purchases at Cost	$455,983,300
Proceeds from Sales	$(454,939,628)
Change in Unrealized Appreciation/Depreciation	$(2,950)
Net Realized Gain/(Loss)	$(14,643)
Value as of 6/30/2022	$16,290,426
Shares Held as of 6/30/2022	16,300,207
Dividend Income	$56,974

1	Issuer in default.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

3	Non-income-producing security.
4	Floating/variable note with current rate and current maturity or next reset date shown.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $1,010,047,332.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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The following is a summary of the inputs used, as of June 30, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$800,262,143	$0	$800,262,143
Floating Rate Loan	—	2,081,380	—	2,081,380
Equity Securities:
Common Stocks
Domestic	528,709	—	4,098,897	4,627,606
International	3,542,738	—	—	3,542,738
Investment Company	16,290,426	—	—	16,290,426
TOTAL SECURITIES	$20,361,873	$802,343,523	$4,098,897	$826,804,293

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
PIK	—Payment in Kind
See Notes which are an integral part of the Financial Statements
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Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$6.34	$6.35	$6.36	$5.88	$6.40	$6.32
Income From Investment Operations:
Net investment income (loss)	0.16	0.33	0.35	0.38	0.38	0.39
Net realized and unrealized gain (loss)	(1.05)	0.01	0.01	0.49	(0.51)	0.08
TOTAL FROM INVESTMENT OPERATIONS	(0.89)	0.34	0.36	0.87	(0.13)	0.47
Less Distributions:
Distributions from net investment income	(0.19)	(0.35)	(0.37)	(0.39)	(0.39)	(0.39)
Net Asset Value, End of Period	$5.26	$6.34	$6.35	$6.36	$5.88	$6.40
Total Return[1]	(14.30)%	5.42%	6.09%	15.18%	(2.16)%	7.55%
Ratios to Average Net Assets:
Net expenses[2]	0.03%[3]	0.02%	0.03%	0.03%	0.03%	0.02%
Net investment income	5.58%[3]	5.16%	5.70%	6.16%	6.14%	6.05%
Expense waiver/reimbursement	—%	—%	—%	—%	—%	0.00%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$839,208	$2,494,249	$2,212,263	$1,866,222	$1,712,174	$2,036,543
Portfolio turnover[5]	8%	34%	38%	34%	21%	28%

1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3	Computed on an annualized basis.
4	Represents less than 0.01%.
5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
June 30, 2022 (unaudited)

Assets:
Investment in securities, at value including $16,290,426 of investments in an affiliated holding* (identified cost $1,005,616,486)	$826,804,293
Income receivable	15,287,509
Income receivable from an affiliated holding	34,302
Receivable for investments sold	1,887,240
Total Assets	844,013,344
Liabilities:
Payable to bank	91,406
Income distribution payable	4,578,166
Accrued expenses (Note 5)	135,549
Total Liabilities	4,805,121
Net assets for 159,588,936 shares outstanding	$839,208,223
Net Assets Consist of:
Paid-in capital	$1,135,314,782
Total distributable earnings (loss)	(296,106,559)
Total Net Assets	$839,208,223
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$839,208,223 ÷ 159,588,936 shares outstanding, no par value, unlimited shares authorized	$5.26

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended June 30, 2022 (unaudited)

Investment Income:
Interest	$45,770,193
Dividends (including $56,974 received from an affiliated holding*)	57,588
TOTAL INCOME	45,827,781
Expenses:
Administrative fee (Note 5)	3,108
Custodian fees	32,721
Transfer agent fees	73,622
Directors’/Trustees’ fees (Note 5)	7,673
Auditing fees	17,852
Legal fees	4,013
Portfolio accounting fees	110,401
Printing and postage	9,734
Commitment fee (Note 7)	4,773
Miscellaneous (Note 5)	9,996
TOTAL EXPENSES	273,893
Net investment income	45,553,888
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including net realized loss of $(14,643) on sales of investments in an affiliated holding*)	(50,553,560)
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $(2,950) on investments in an affiliated holding*)	(218,772,220)
Net realized and unrealized gain (loss) on investments	(269,325,780)
Change in net assets resulting from operations	$(223,771,892)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2022	Year Ended 12/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$45,553,888	$127,044,351
Net realized gain (loss)	(50,553,560)	19,030,311
Net change in unrealized appreciation/depreciation	(218,772,220)	(15,581,232)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(223,771,892)	130,493,430
Distributions to Shareholders	(51,352,309)	(133,937,444)
Share Transactions:
Proceeds from sale of shares	78,271,800	706,985,450
Net asset value of shares issued to shareholders in payment of distributions declared	4,582,808	22,419,254
Cost of shares redeemed	(1,462,771,009)	(443,975,198)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,379,916,401)	285,429,506
Change in net assets	(1,655,040,602)	281,985,492
Net Assets:
Beginning of period	2,494,248,825	2,212,263,333
End of period	$839,208,223	$2,494,248,825
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
June 30, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of High Yield Bond Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income.
The Fund’s portfolio consists primarily of lower rated corporate debt obligations. These lower rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower rated debt obligations are regarded as predominately speculative with respect to each issuer’s continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense,
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either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2022	Year Ended 12/31/2021
Shares sold	12,689,910	111,369,520
Shares issued to shareholders in payment of distributions declared	767,405	3,530,925
Shares redeemed	(247,235,131)	(70,088,967)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(233,777,816)	44,811,478
4. FEDERAL TAX INFORMATION
At June 30, 2022, the cost of investments for federal tax purposes was $1,010,047,332. The net unrealized depreciation of investments for federal tax purposes was $183,243,039. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,959,669 and net unrealized depreciation from investments for those securities having an excess of cost over value of $187,202,708.
As of December 31, 2021, the Fund had a capital loss carryforward of $59,639,363 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$—	$59,639,363	$59,639,363
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated Hermes Funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to initially voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund’s average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
Interfund Transactions
During the six months ended June 30, 2022, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $4,670,969 and $19,268,939, respectively. Net realized loss recognized on these transactions was $(813,962).
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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Affiliated Shares of Beneficial Interest
As of June 30, 2022, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2022, were as follows:
Purchases	$119,415,507
Sales	$1,484,925,620
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2022, the Fund had no outstanding loans. During the six months ended June 30, 2022, the Fund did not utilize the LOC.
8. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2022, there were no outstanding loans. During the six months ended June 30, 2022, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
11. Recent Accounting Pronouncements
In January 2021, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2021-01 “Reference Rate Reform (Topic 848)”. ASU No. 2021-01 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2021-01 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2022. Management does not expect ASU No. 2021-01 to have a material impact on the financial statements.
High Yield Bond Core Fund
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2022	Ending Account Value 6/30/2022	Expenses Paid During Period[1]
Actual	$1,000	$857.00	$0.14
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.65	$0.15

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.03%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
High Yield Bond Core Fund
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Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes High Yield Strategy Portfolio (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Board considered that the Fund is distinctive in that it is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs, or certain other discretionary investment accounts, and may also be offered to other funds (each, a “Federated Hermes Fund” and, collectively the “Federated Hermes Funds”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”).
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Advisers and their affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund); (5) comparative fee and expense structures,
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including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise,(including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other Federated Hermes Funds.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s benchmark index, which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes
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Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings.
For the periods ended December 31, 2021, the Fund outperformed its benchmark index for the one-year period, and the Fund underperformed its benchmark index for the three-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services and has agreed to reimburse the Fund’s expenses so that total operating expenses are zero. Because the Adviser does not charge the Fund an investment advisory fee and the Fund’s total operating expenses will remain at zero due to reimbursement of expenses, the Board noted that it did not consider fee comparisons to other registered funds or other types of clients of Federated Hermes to be relevant to its evaluation.
Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. The Board considered that the Adviser does not charge an investment advisory fee to the Fund and noted, therefore, that the Adviser does not profit from providing advisory services to the Fund under the Contract.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with an advisory fee of zero, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant to its evaluation.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds.
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The Board noted that, although an affiliate of the Adviser charges the Fund an administrative services fee and also the affiliate is entitled to reimbursement for certain out-of-pocket expenses incurred in providing administrative services to the Fund, Federated Hermes reimburses all such fees and expenses to the Fund.
In connection with the Board’s governance of other Federated Hermes Funds, the Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Managed Pool Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes High Yield Strategy Portfolio (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2022, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2021 through March 31, 2022 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement, but within seven days of the redemption request, and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period, that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures;
◾ circumstances during the Period under which the Administrator convened meetings of the Liquidity Risk Management Committees more frequently than normal to conduct enhanced liquidity risk monitoring, including prior to the Russian invasion of Ukraine.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record Report (Form N-PX) link associated with the Fund at FederatedInvestors.com/FundInformation. Select a product name, then click “Documents” and click on “Proxy Voting Record Report.” Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information at FederatedInvestors.com. Select a product name, then click “Documents” and select “Form N-PORT.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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Federated Hermes High Yield Strategy Portfolio

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P209
40940 (8/22)
© 2022 Federated Hermes, Inc.

Semi-Annual Shareholder Report
June 30, 2022

Ticker FMBPX

Federated Hermes Mortgage Strategy Portfolio

A Portfolio of Federated Hermes Managed Pool Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2022, the Fund’s portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets[2]
U.S. Government Agency Mortgage-Backed Securities	87.9%
Non-Agency Mortgage-Backed Securities	4.1%
Asset-Backed Securities	3.3%
U.S Government Agency Commercial Mortgage-Backed Securities	0.5%
Collateralized Mortgage Obligations	0.4%
Cash Equivalents[3]	8.9%
Other Assets and Liabilities—Net[4]	(5.1)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
June 30, 2022 (unaudited)
Shares or Principal Amount			Value
		INVESTMENT COMPANY—100.0%
26,955,464	[1]	Mortgage Core Fund (IDENTIFIED COST $258,627,362)	$238,016,751
		REPURCHASE AGREEMENT—0.2%
$ 403,000
Interest in $2,386,000,000 joint repurchase agreement 1.55%, dated 6/30/2022 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,386,102,731 on 7/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to
4/20/2050 and the market value of those underlying securities was $2,433,824,785.
(IDENTIFIED COST $403,000)
			$ 403,000
		TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $259,030,362)[2]	238,419,751
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[3]	(418,280)
		TOTAL NET ASSETS—100%	$238,001,471

1	Due to this affiliated holding representing greater than 75% of the Fund’s total net assets, a copy of the affiliated holding’s most recent Semi-Annual Report is included with this Report.
Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2022, were as follows:
Mortgage Core Fund
Value as of 12/31/2021	$171,391,826
Purchases at Cost	$95,058,297
Proceeds from Sales	$(8,050,000)
Change in Unrealized Appreciation/Depreciation	$(19,673,911)
Net Realized Gain/(Loss)	$(709,461)
Value as of 6/30/2022	$238,016,751
Shares Held as of 6/30/2022	26,955,464
Dividend Income	$2,508,296
The Fund invests in the Mortgage Core Fund (“Mortgage Core”), a portfolio of Federated Hermes Core Trust (“Core Trust”), which is managed by the Adviser. Core Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), available only to registered investment companies and other institutional investors. The investment objective of Mortgage Core is to provide total return. Federated Hermes, Inc. (“Federated Hermes”) receives no advisory or administrative fees from Mortgage Core. Income distributions from Mortgage Core are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of Mortgage Core, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of Mortgage Core. The financial statements of Mortgage Core are included within this report to illustrate the security holdings, financial condition, results of operations and changes in net assets of Mortgage Core in which the Fund invested 100.0% of its net assets at June 30, 2022. The financial statements of Mortgage Core should be read in conjunction with the Fund’s financial statements. The valuation of securities held by Mortgage Core is discussed in the notes to its financial statements.
2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of June 30, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Company	$238,016,751	$—	$—	$238,016,751
Repurchase Agreement	—	403,000	—	403,000
TOTAL SECURITIES	$238,016,751	$403,000	$—	$238,419,751
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$9.85	$10.18	$9.98	$9.70	$9.90	$9.91
Income From Investment Operations:
Net investment income (loss)	0.11	0.22	0.27	0.32	0.30	0.28
Net realized and unrealized gain (loss)	(0.93)	(0.32)	0.20	0.28	(0.20)	(0.01)
TOTAL FROM INVESTMENT OPERATIONS	(0.82)	(0.10)	0.47	0.60	0.10	0.27
Less Distributions:
Distributions from net investment income	(0.11)	(0.22)	(0.27)	(0.32)	(0.30)	(0.28)
Distributions from net realized gain	—	(0.01)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.11)	(0.23)	(0.27)	(0.32)	(0.30)	(0.28)
Net Asset Value, End of Period	$8.92	$9.85	$10.18	$9.98	$9.70	$9.90
Total Return[1]	(8.35)%	(0.94)%	4.77%	6.29%	1.12%	2.75%
Ratios to Average Net Assets:
Net expenses[2]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	2.42%[3]	2.21%	2.68%	3.26%	3.17%	2.82%
Expense waiver/reimbursement[4]	0.17%[3]	0.21%	0.23%	0.24%	0.27%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$238,001	$171,828	$126,578	$120,793	$99,486	$82,970
Portfolio turnover[5]	4%	14%	43%	7%	10%	18%

1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2
The Adviser has contractually agreed to reimburse all expenses, excluding extraordinary expenses, incurred by the Fund. Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.

3	Computed on an annualized basis.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
June 30, 2022 (unaudited)

Assets:
Investment in securities, at value including $238,016,751 of investments in an affiliated holding* (identified cost $259,030,362)	$238,419,751
Cash	299
Income receivable from an affiliated holding	544,502
Receivable for shares sold	180,971
Total Assets	239,145,523
Liabilities:
Payable for investments purchased	544,502
Payable for shares redeemed	13,152
Income distribution payable	528,747
Payable for investment adviser fee (Note 5)	3,100
Payable for administrative fee (Note 5)	509
Accrued expenses (Note 5)	54,042
Total Liabilities	1,144,052
Net assets for 26,694,109 shares outstanding	$238,001,471
Net Assets Consist of:
Paid-in capital	$261,454,385
Total distributable earnings (loss)	(23,452,914)
Total Net Assets	$238,001,471
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$238,001,471 ÷ 26,694,109 shares outstanding, no par value, unlimited shares authorized	$8.92

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended June 30, 2022 (unaudited)

Investment Income:
Dividends received from an affiliated holding*	$2,508,296
Interest	1,148
TOTAL INCOME	2,509,444
Expenses:
Administrative fee (Note 5)	81,047
Custodian fees	4,140
Transfer agent fees	6,561
Directors’/Trustees’ fees (Note 5)	1,145
Auditing fees	13,340
Legal fees	3,740
Portfolio accounting fees	32,514
Share registration costs	16,196
Printing and postage	10,335
Commitment fee	4,773
Miscellaneous (Note 5)	6,802
TOTAL EXPENSES	180,593
Reimbursement of other operating expenses (Note 5)	(180,593)
Net expenses	—
Net investment income	2,509,444
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments in an affiliated holding*	(709,461)
Net change in unrealized depreciation of investments in an affiliated holding*	(19,673,911)
Net realized and unrealized gain (loss) on investments	(20,383,372)
Change in net assets resulting from operations	$(17,873,928)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2022	Year Ended 12/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,509,444	$3,234,269
Net realized gain (loss)	(709,461)	(339,412)
Net change in unrealized appreciation/depreciation	(19,673,911)	(4,329,758)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(17,873,928)	(1,434,901)
Distributions to Shareholders	(2,509,318)	(3,407,523)
Share Transactions:
Proceeds from sale of shares	107,426,493	85,643,473
Net asset value of shares issued to shareholders in payment of distributions declared	76,708	108,395
Cost of shares redeemed	(20,946,382)	(35,659,363)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	86,556,819	50,092,505
Change in net assets	66,173,573	45,250,081
Net Assets:
Beginning of period	171,827,898	126,577,817
End of period	$238,001,471	$171,827,898
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
June 30, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Managed Pool Series (the “Trust”) is registered under the Act, as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes Mortgage Strategy Portfolio (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return by investing primarily in a mortgage-backed securities mutual fund and individual mortgage-backed securities, including collateralized mortgage obligations.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Adviser, and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense reimbursement of $180,593 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2022	Year Ended 12/31/2021
Shares sold	11,503,555	8,563,074
Shares issued to shareholders in payment of distributions declared	8,341	10,856
Shares redeemed	(2,261,459)	(3,570,055)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	9,250,437	5,003,875
4. FEDERAL TAX INFORMATION
At June 30, 2022, the cost of investments for federal tax purposes was $259,030,362. The net unrealized depreciation of investments for federal tax purposes was $20,610,611. This consists entirely of net unrealized depreciation from investments for those securities having an excess of cost over value of $20,610,611.
Semi-Annual Shareholder Report

As of December 31, 2021, the Fund had a capital loss carryforward of $147,079 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$139,841	$7,238	$147,079
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap fee programs; or (2) in certain other separately managed accounts and discretionary investment accounts. The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Acquired fund fees and expenses are not direct obligations of the Fund and are not contractual reimbursements under the investment advisory contract. For the six months ended June 30, 2022, the Adviser reimbursed $180,593 of operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
For the six months ended June 30, 2022, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund. For the six months ended June 30, 2022, the Fund’s Adviser reimbursed the Fund for any fee paid to FAS.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2022, were as follows:
Purchases	$95,058,296
Sales	$8,050,000
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2022, the Fund had no outstanding loans. During the six months ended June 30, 2022, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2022, there were no outstanding loans. During the six months ended June 30, 2022, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2022	Ending Account Value 6/30/2022	Expenses Paid During Period[1]
Actual	$1,000	$916.50	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.79	$0.00

1
Expenses are equal to the Fund’s annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The Adviser has contractually agreed to reimburse all expenses, excluding extraordinary expenses, incurred by the Fund. This agreement has no fixed term.

Semi-Annual Shareholder Report

Mortgage Core Fund
Financial Statements and Notes to Financial Statements
Federated Hermes Mortgage Strategy Portfolio invests primarily in Mortgage Core Fund. Therefore, the Mortgage Core Fund financial statements and notes to financial statements are included on pages 14 through 35.
Mortgage Core Fund
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At June 30, 2022, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	87.9%
Non-Agency Mortgage-Backed Securities	4.1%
Asset-Backed Securities	3.3%
U.S. Government Agency Commercial Mortgage-Backed Securities	0.5%
Collateralized Mortgage Obligations	0.4%
Cash Equivalents[2]	8.9%
Other Assets and Liabilities—Net[3]	(5.1)%
TOTAL	100%

1	See the Fund’s Private Offering Memorandum for a description of the principal types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Mortgage Core Fund
Semi-Annual Shareholder Report

Portfolio of Investments
June 30, 2022 (unaudited)
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—87.9%
	Federal Home Loan Mortgage Corporation—26.1%
$ 11,548,943	2.000%, 9/1/2050	$ 10,085,157
18,275,065	2.000%, 9/1/2050	15,975,901
4,065,336	2.000%, 12/1/2050	3,550,070
5,862,464	2.000%, 2/1/2051	5,113,922
21,682,622	2.000%, 3/1/2051	18,914,103
7,288,686	2.000%, 4/1/2051	6,353,484
31,506,788	2.000%, 4/1/2051	27,464,190
16,736,091	2.000%, 5/1/2051	14,588,703
3,951,119	2.000%, 6/1/2051	3,441,686
36,539,559	2.000%, 1/1/2052	31,885,468
1,624,731	2.500%, 10/1/2049	1,472,341
6,925,262	2.500%, 5/1/2050	6,303,851
6,204,023	2.500%, 7/1/2051	5,616,309
12,174,049	2.500%, 8/1/2051	10,994,157
15,189,841	2.500%, 8/1/2051	13,689,182
41,428,138	2.500%, 9/1/2051	37,319,122
44,788,514	2.500%, 9/1/2051	40,346,201
32,475,484	2.500%, 10/1/2051	29,254,429
14,462,389	2.500%, 1/1/2052	13,022,298
13,516,107	2.500%, 2/1/2052	12,178,689
26,622,196	2.500%, 2/1/2052	23,981,694
12,427,341	2.500%, 2/1/2052	11,201,540
1,663,063	3.000%, 4/1/2031	1,647,591
1,522,796	3.000%, 1/1/2032	1,504,536
2,151,321	3.000%, 3/1/2032	2,130,634
2,653,793	3.000%, 3/1/2032	2,628,274
2,587,981	3.000%, 6/1/2032	2,562,286
3,206,026	3.000%, 6/1/2032	3,174,195
5,948,938	3.000%, 11/1/2032	5,865,706
986,320	3.000%, 12/1/2032	972,521
3,998,867	3.000%, 1/1/2033	3,942,919
15,141,941	3.000%, 2/1/2033	14,986,871
2,009,490	3.000%, 7/1/2033	1,989,538
14,524,166	3.000%, 1/1/2043	13,882,343
2,013,112	3.000%, 11/1/2044	1,894,113
502,277	3.000%, 6/1/2045	477,570
4,721,845	3.000%, 10/1/2045	4,489,578
680,227	3.000%, 5/1/2046	647,192
11,992,664	3.000%, 6/1/2046	11,380,258
5,301,711	3.000%, 6/1/2046	5,057,487
5,896,931	3.000%, 7/1/2046	5,636,346
1,966,884	3.000%, 9/1/2046	1,862,757
4,794,027	3.000%, 10/1/2046	4,551,917
4,877,520	3.000%, 10/1/2046	4,628,449
7,004,915	3.000%, 10/1/2046	6,640,642
3,654,621	3.000%, 11/1/2046	3,457,719
2,645,884	3.000%, 11/1/2046	2,503,330
Mortgage Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 5,839,584	3.000%, 12/1/2046	$ 5,548,685
7,067,723	3.000%, 1/1/2047	6,686,931
7,846,473	3.000%, 5/1/2047	7,448,245
16,145,467	3.000%, 8/1/2050	15,150,715
13,584,155	3.000%, 10/1/2051	12,693,086
42,746,928	3.000%, 11/1/2051	39,926,191
9,624,046	3.000%, 2/1/2052	8,982,219
19,484,193	3.000%, 2/1/2052	18,203,059
6,924,400	3.000%, 2/1/2052	6,464,776
12,074,594	3.000%, 2/1/2052	11,303,299
9,772,897	3.000%, 4/1/2052	9,142,520
174,855	3.500%, 6/1/2026	175,948
206,809	3.500%, 6/1/2026	208,102
72,717	3.500%, 7/1/2026	73,172
4,245,558	3.500%, 7/1/2042	4,197,584
3,794,210	3.500%, 9/1/2043	3,727,213
1,740,086	3.500%, 5/1/2046	1,702,835
18,364,390	3.500%, 7/1/2046	17,965,514
11,792,858	3.500%, 11/1/2047	11,525,660
6,093,316	3.500%, 11/1/2047	5,947,639
2,212,982	3.500%, 12/1/2047	2,159,383
12,038,105	3.500%, 12/1/2047	11,769,113
6,475,721	3.500%, 2/1/2048	6,318,879
9,198,821	3.500%, 2/1/2048	8,999,022
14,119,944	3.500%, 12/1/2049	13,635,323
2,044,604	3.500%, 5/1/2051	1,979,748
15,867,401	3.500%, 7/1/2051	15,344,268
44,119,261	3.500%, 1/1/2052	42,500,574
12,993,781	3.500%, 1/1/2052	12,583,647
39,585,447	3.500%, 4/1/2052	38,159,698
56,525	4.000%, 5/1/2024	57,060
455,194	4.000%, 8/1/2025	459,645
61,131	4.000%, 5/1/2026	61,728
822,774	4.000%, 5/1/2026	830,819
712,912	4.000%, 12/1/2040	722,219
5,439,548	4.000%, 12/1/2041	5,506,295
605,474	4.000%, 1/1/2042	612,873
8,807,978	4.000%, 6/1/2047	8,824,980
8,513,190	4.000%, 10/1/2047	8,485,726
3,249,359	4.000%, 11/1/2047	3,249,539
6,505,652	4.000%, 12/1/2047	6,483,140
2,877,287	4.000%, 2/1/2048	2,869,264
8,177,159	4.000%, 4/1/2048	8,169,945
3,167,153	4.000%, 5/1/2048	3,162,380
2,869,023	4.000%, 6/1/2048	2,867,927
16,926,444	4.000%, 3/1/2052	16,747,537
9,676,769	4.000%, 4/1/2052	9,561,637
39,126,873	4.000%, 4/1/2052	38,722,485
18,579,831	4.000%, 5/1/2052	18,341,353
10,000,000	4.000%, 7/1/2052	9,868,522
Mortgage Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 40,246	4.500%, 7/1/2024	$ 40,576
45,194	4.500%, 8/1/2024	45,565
96,503	4.500%, 9/1/2024	97,295
45,616	4.500%, 9/1/2024	45,990
79,670	4.500%, 6/1/2025	80,409
460,617	4.500%, 11/1/2039	476,547
1,391,534	4.500%, 5/1/2040	1,440,493
133,732	4.500%, 6/1/2040	138,448
207,157	4.500%, 7/1/2040	214,416
412,935	4.500%, 8/1/2040	427,367
755,158	4.500%, 8/1/2040	781,668
2,355,989	4.500%, 9/1/2040	2,439,600
440,831	4.500%, 7/1/2041	455,031
393,880	4.500%, 7/1/2041	406,568
289,548	4.500%, 7/1/2041	298,874
5,395,112	4.500%, 2/1/2048	5,511,404
3,397,405	4.500%, 5/1/2048	3,458,002
1,886,790	4.500%, 10/1/2048	1,917,496
18,500,000	4.500%, 6/1/2052	18,870,442
11,979	5.000%, 6/1/2023	12,054
27,458	5.000%, 7/1/2023	27,630
10,437	5.000%, 7/1/2023	10,502
8,469	5.000%, 7/1/2025	8,528
868,094	5.000%, 1/1/2034	907,743
289,868	5.000%, 5/1/2034	303,257
1,059	5.000%, 11/1/2035	1,110
333,114	5.000%, 4/1/2036	349,395
439	5.000%, 4/1/2036	461
8,888	5.000%, 4/1/2036	9,313
63,911	5.000%, 4/1/2036	67,061
74,452	5.000%, 5/1/2036	78,282
58,117	5.000%, 6/1/2036	60,955
133,589	5.000%, 6/1/2036	140,095
328,186	5.000%, 12/1/2037	344,950
55,394	5.000%, 5/1/2038	58,248
28,333	5.000%, 6/1/2038	29,730
57,577	5.000%, 9/1/2038	60,438
54,422	5.000%, 2/1/2039	57,132
49,719	5.000%, 6/1/2039	52,231
1,568,314	5.000%, 10/1/2039	1,643,614
136,577	5.000%, 2/1/2040	143,223
242,442	5.000%, 8/1/2040	254,534
734,866	5.500%, 5/1/2034	781,024
22,358	5.500%, 3/1/2036	24,046
56,679	5.500%, 3/1/2036	60,772
11,542	5.500%, 3/1/2036	12,416
83,608	5.500%, 3/1/2036	89,302
210,763	5.500%, 6/1/2036	226,635
84,716	5.500%, 6/1/2036	91,123
39,638	5.500%, 6/1/2036	42,430
Mortgage Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 80,240	5.500%, 9/1/2037	$ 86,405
159,153	5.500%, 9/1/2037	171,160
97,776	5.500%, 12/1/2037	105,260
12,679	5.500%, 3/1/2038	13,626
8,576	6.000%, 7/1/2029	9,063
20,542	6.000%, 2/1/2032	22,043
11,545	6.000%, 5/1/2036	12,556
35,804	6.000%, 8/1/2037	39,025
218,884	6.000%, 9/1/2037	238,982
4,340	6.500%, 6/1/2029	4,656
1,779	6.500%, 7/1/2029	1,900
140,630	6.500%, 11/1/2036	156,557
350,768	6.500%, 10/1/2037	391,944
1,564	6.500%, 4/1/2038	1,747
1,431	6.500%, 4/1/2038	1,597
7,121	7.000%, 4/1/2032	7,779
110,943	7.000%, 4/1/2032	123,404
31,511	7.000%, 9/1/2037	35,968
13,026	7.500%, 10/1/2029	14,160
7,227	7.500%, 11/1/2029	7,887
9,055	7.500%, 4/1/2031	9,500
11,070	7.500%, 5/1/2031	12,278
1,544	8.000%, 3/1/2030	1,693
25,566	8.000%, 1/1/2031	28,008
27,078	8.000%, 2/1/2031	30,084
13,970	8.000%, 3/1/2031	15,470
688	8.500%, 9/1/2025	727
172	8.500%, 9/1/2025	180
	TOTAL	982,033,475
	Federal National Mortgage Association—59.6%
46,592,141	2.000%, 11/1/2036	43,706,597
8,708,814	2.000%, 8/1/2050	7,610,447
4,487,463	2.000%, 9/1/2050	3,921,498
22,010,226	2.000%, 10/1/2050	19,241,146
11,656,457	2.000%, 10/1/2050	10,179,045
28,184,980	2.000%, 11/1/2050	24,612,638
7,728,442	2.000%, 1/1/2051	6,741,645
26,388,544	2.000%, 2/1/2051	23,019,154
52,609,707	2.000%, 2/1/2051	45,892,300
8,854,477	2.000%, 3/1/2051	7,723,904
9,062,211	2.000%, 3/1/2051	7,899,450
30,841,486	2.000%, 3/1/2051	26,884,252
14,906,210	2.000%, 3/1/2051	12,993,612
19,743,280	2.000%, 3/1/2051	17,222,383
12,521,473	2.000%, 3/1/2051	10,908,989
15,861,907	2.000%, 3/1/2051	13,826,685
6,645,398	2.000%, 3/1/2051	5,796,889
32,311,794	2.000%, 3/1/2051	28,165,907
28,894,359	2.000%, 4/1/2051	25,186,958
9,574,816	2.000%, 4/1/2051	8,346,283
Mortgage Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 8,742,717	2.000%, 4/1/2051	$ 7,634,610
4,543,978	2.000%, 4/1/2051	3,968,045
12,971,653	2.000%, 4/1/2051	11,327,544
16,568,562	2.000%, 4/1/2051	14,442,670
4,105,787	2.000%, 5/1/2051	3,585,393
8,926,453	2.000%, 5/1/2051	7,781,110
52,095,860	2.000%, 5/1/2051	45,411,502
20,061,754	2.000%, 6/1/2051	17,512,732
12,164,250	2.000%, 8/1/2051	10,584,463
19,468,871	2.000%, 8/1/2051	17,001,263
16,650,243	2.000%, 10/1/2051	14,482,651
17,806,726	2.000%, 11/1/2051	15,488,579
32,952,660	2.000%, 1/1/2052	28,662,758
51,751,287	2.000%, 2/1/2052	44,997,935
1,781,509	2.500%, 2/1/2028	1,730,486
10,984,348	2.500%, 11/1/2049	9,954,086
2,274,457	2.500%, 12/1/2049	2,061,127
37,540,104	2.500%, 4/1/2050	33,983,888
7,306,376	2.500%, 9/1/2050	6,606,815
18,007,332	2.500%, 2/1/2051	16,271,935
18,164,272	2.500%, 4/1/2051	16,425,103
16,473,367	2.500%, 5/1/2051	14,890,949
32,773,277	2.500%, 5/1/2051	29,558,530
17,320,984	2.500%, 6/1/2051	15,632,786
16,501,814	2.500%, 7/1/2051	14,883,143
5,152,611	2.500%, 8/1/2051	4,643,566
15,350,796	2.500%, 9/1/2051	13,834,236
18,226,167	2.500%, 10/1/2051	16,418,419
30,719,898	2.500%, 10/1/2051	27,672,970
38,427,210	2.500%, 11/1/2051	34,615,838
32,785,608	2.500%, 11/1/2051	29,779,686
38,905,007	2.500%, 12/1/2051	35,046,245
8,723,791	2.500%, 1/1/2052	7,855,120
25,420,425	2.500%, 1/1/2052	22,936,852
21,976,383	2.500%, 1/1/2052	19,788,087
47,140,348	2.500%, 1/1/2052	42,446,353
48,536,889	2.500%, 2/1/2052	43,703,833
9,607,451	2.500%, 2/1/2052	8,647,788
7,212,142	2.500%, 3/1/2052	6,498,501
1,243,632	3.000%, 2/1/2032	1,226,777
2,810,460	3.000%, 8/1/2043	2,686,266
1,709,020	3.000%, 9/1/2043	1,633,498
6,863,670	3.000%, 8/1/2046	6,513,177
3,226,149	3.000%, 9/1/2046	3,067,455
2,847,642	3.000%, 10/1/2046	2,696,888
1,463,137	3.000%, 10/1/2046	1,385,679
2,967,611	3.000%, 11/1/2046	2,807,723
2,698,048	3.000%, 11/1/2046	2,555,213
3,678,417	3.000%, 11/1/2046	3,480,233
891,667	3.000%, 1/1/2047	843,627
Mortgage Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 25,539,799	3.000%, 1/1/2047	$ 24,163,779
812,466	3.000%, 2/1/2047	771,993
4,655,776	3.000%, 3/1/2047	4,404,935
9,249,441	3.000%, 3/1/2047	8,774,227
1,140,703	3.000%, 4/1/2047	1,079,245
6,119,567	3.000%, 12/1/2047	5,808,984
9,810,478	3.000%, 12/1/2047	9,327,900
3,683,733	3.000%, 2/1/2048	3,474,902
1,084,631	3.000%, 2/1/2048	1,023,143
2,828,242	3.000%, 11/1/2049	2,660,176
1,249,064	3.000%, 11/1/2049	1,174,839
11,880,860	3.000%, 12/1/2049	11,174,847
16,813,872	3.000%, 12/1/2049	15,814,718
24,325,306	3.000%, 8/1/2050	22,841,781
19,130,261	3.000%, 9/1/2050	17,951,609
32,659,615	3.000%, 5/1/2051	30,586,157
57,036,526	3.000%, 5/1/2051	53,415,454
2,640,837	3.000%, 5/1/2051	2,477,717
32,935,562	3.000%, 6/1/2051	30,818,856
28,917,686	3.000%, 9/1/2051	27,038,869
20,339,770	3.000%, 10/1/2051	19,011,915
43,895,312	3.000%, 11/1/2051	40,998,796
31,760,338	3.000%, 12/1/2051	29,654,646
14,695,975	3.000%, 12/1/2051	13,721,641
26,419,849	3.000%, 12/1/2051	24,703,319
46,217,336	3.000%, 12/1/2051	43,167,597
25,436,817	3.000%, 1/1/2052	23,740,435
19,468,640	3.000%, 2/1/2052	18,182,444
19,489,565	3.000%, 2/1/2052	18,189,806
9,825,198	3.000%, 2/1/2052	9,166,885
20,833,157	3.000%, 4/1/2052	19,469,835
94,693	3.500%, 11/1/2025	95,285
142,348	3.500%, 11/1/2025	143,238
161,233	3.500%, 12/1/2025	162,242
168,477	3.500%, 1/1/2026	169,530
44,338	3.500%, 1/1/2026	44,616
15,728,711	3.500%, 4/1/2033	15,763,180
7,350,750	3.500%, 9/1/2042	7,220,953
11,782,901	3.500%, 7/1/2045	11,534,340
4,805,926	3.500%, 8/1/2046	4,703,043
4,544,792	3.500%, 8/1/2046	4,446,079
7,952,289	3.500%, 9/1/2046	7,789,505
5,374,977	3.500%, 11/1/2046	5,256,553
4,913,758	3.500%, 2/1/2047	4,805,495
7,736,268	3.500%, 11/1/2047	7,551,313
7,969,279	3.500%, 12/1/2047	7,778,753
3,847,729	3.500%, 4/1/2048	3,753,334
13,810,733	3.500%, 5/1/2051	13,463,288
3,011,017	3.500%, 7/1/2051	2,910,567
25,389,209	3.500%, 9/1/2051	24,575,926
Mortgage Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 21,883,664	3.500%, 1/1/2052	$ 21,274,994
29,486,464	3.500%, 2/1/2052	28,454,396
19,074,711	3.500%, 3/1/2052	18,363,854
88,581,849	3.500%, 3/1/2052	85,370,633
24,395,907	3.500%, 5/1/2052	23,540,111
121,030	4.000%, 12/1/2025	122,214
150,638	4.000%, 7/1/2026	152,111
1,163,630	4.000%, 2/1/2041	1,179,078
3,043,424	4.000%, 12/1/2041	3,083,657
2,244,247	4.000%, 4/1/2042	2,271,858
856,099	4.000%, 3/1/2046	862,033
1,166,144	4.000%, 7/1/2046	1,168,559
1,716,503	4.000%, 9/1/2046	1,719,816
2,320,123	4.000%, 11/1/2046	2,322,862
9,367,156	4.000%, 6/1/2047	9,385,237
3,516,994	4.000%, 10/1/2047	3,513,067
5,170,762	4.000%, 10/1/2047	5,171,048
3,116,337	4.000%, 11/1/2047	3,111,396
4,949,225	4.000%, 12/1/2047	4,952,979
3,253,612	4.000%, 1/1/2048	3,266,755
3,656,970	4.000%, 2/1/2048	3,654,886
3,919,115	4.000%, 2/1/2048	3,915,657
8,174,865	4.000%, 2/1/2048	8,175,317
1,551,789	4.000%, 2/1/2048	1,550,905
3,552,605	4.000%, 2/1/2048	3,542,699
2,005,925	4.000%, 3/1/2048	2,004,155
1,296,137	4.000%, 3/1/2048	1,293,657
3,201,935	4.000%, 5/1/2048	3,196,109
1,115,880	4.000%, 6/1/2048	1,113,849
3,327,137	4.000%, 6/1/2048	3,321,082
1,762,864	4.000%, 7/1/2048	1,753,706
7,572,086	4.000%, 12/1/2051	7,492,051
14,559,001	4.000%, 4/1/2052	14,435,827
32,383,486	4.000%, 5/1/2052	31,998,193
13,146,402	4.000%, 5/1/2052	12,989,989
24,938,898	4.000%, 5/1/2052	24,611,007
38,452,625	4.000%, 7/1/2052	37,995,123
99,073	4.500%, 2/1/2039	102,421
510,435	4.500%, 5/1/2040	528,380
1,336,315	4.500%, 10/1/2040	1,383,912
159,310	4.500%, 11/1/2040	165,002
1,712,596	4.500%, 4/1/2041	1,767,762
856,377	4.500%, 6/1/2041	883,962
39,935,171	4.500%, 5/1/2052	40,123,321
24,825,656	4.500%, 6/1/2052	25,004,684
6,978,814	4.500%, 6/1/2052	7,011,694
19,953,991	4.500%, 6/1/2052	20,072,945
46,750	5.000%, 5/1/2023	47,031
10,720	5.000%, 8/1/2023	10,787
110,545	5.000%, 11/1/2023	111,507
Mortgage Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 1,129,392	5.000%, 2/1/2036	$ 1,184,085
617,216	5.000%, 7/1/2040	647,573
580,828	5.000%, 10/1/2041	611,202
26,262	5.500%, 1/1/2032	27,810
17,170	5.500%, 1/1/2032	18,196
261,387	5.500%, 9/1/2034	278,829
741,447	5.500%, 12/1/2034	790,939
23,285	5.500%, 4/1/2035	24,809
331,256	5.500%, 11/1/2035	354,848
170,255	5.500%, 1/1/2036	182,466
54,857	5.500%, 3/1/2036	58,802
269,111	5.500%, 4/1/2036	288,155
387,109	5.500%, 4/1/2036	414,844
196,219	5.500%, 5/1/2036	211,101
81,000	5.500%, 9/1/2036	86,851
264,561	5.500%, 8/1/2037	283,822
127,365	5.500%, 7/1/2038	137,121
355,543	5.500%, 4/1/2041	384,913
6,809	6.000%, 1/1/2029	7,178
8,987	6.000%, 2/1/2029	9,470
2,783	6.000%, 2/1/2029	2,918
3,765	6.000%, 4/1/2029	3,994
9,658	6.000%, 5/1/2029	10,245
5,309	6.000%, 5/1/2029	5,600
427,676	6.000%, 7/1/2034	464,477
232,704	6.000%, 11/1/2034	252,355
101,217	6.000%, 7/1/2036	110,756
27,356	6.000%, 7/1/2036	29,854
97,483	6.000%, 10/1/2037	106,314
74,826	6.000%, 6/1/2038	81,806
564,555	6.000%, 7/1/2038	616,335
47,223	6.000%, 9/1/2038	51,576
31,186	6.000%, 10/1/2038	34,137
295,448	6.000%, 2/1/2039	323,559
14,639	6.500%, 9/1/2028	15,328
2,432	6.500%, 8/1/2029	2,601
4,434	6.500%, 6/1/2031	4,816
12,177	6.500%, 6/1/2031	13,168
1,816	6.500%, 6/1/2031	1,965
2,237	6.500%, 6/1/2031	2,358
2,539	6.500%, 1/1/2032	2,757
37,819	6.500%, 3/1/2032	41,232
130,315	6.500%, 4/1/2032	142,011
21,151	6.500%, 5/1/2032	23,157
151,282	6.500%, 7/1/2036	168,211
3,304	6.500%, 8/1/2036	3,656
13,114	6.500%, 9/1/2036	14,644
24,138	6.500%, 12/1/2036	26,852
59,415	6.500%, 9/1/2037	66,522
197	6.500%, 12/1/2037	220
Mortgage Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 32,084	6.500%, 10/1/2038	$ 35,880
103	7.000%, 7/1/2023	104
1,614	7.000%, 2/1/2024	1,632
263	7.000%, 5/1/2024	270
1,031	7.000%, 7/1/2024	1,063
705	7.000%, 7/1/2025	735
8,531	7.000%, 9/1/2031	9,355
5,209	7.000%, 9/1/2031	5,774
79,862	7.000%, 11/1/2031	88,668
5,619	7.000%, 12/1/2031	6,234
31,989	7.000%, 1/1/2032	33,371
24,569	7.000%, 2/1/2032	27,215
25,402	7.000%, 3/1/2032	28,204
48,982	7.000%, 3/1/2032	52,957
4,918	7.000%, 4/1/2032	5,470
16,355	7.000%, 4/1/2032	17,981
105,373	7.000%, 4/1/2032	117,331
12,006	7.000%, 6/1/2032	13,376
165,180	7.000%, 6/1/2037	188,590
786	7.500%, 1/1/2030	860
6,129	7.500%, 9/1/2030	6,724
5,917	7.500%, 5/1/2031	6,532
2,427	7.500%, 6/1/2031	2,684
24,581	7.500%, 8/1/2031	27,238
34,791	7.500%, 1/1/2032	37,734
2,883	7.500%, 6/1/2033	3,118
1,817	8.000%, 10/1/2026	1,886
1,454	8.000%, 11/1/2029	1,597
174	9.000%, 6/1/2025	182
	TOTAL	2,243,396,086
	Government National Mortgage Association—1.1%
6,621,195	3.000%, 1/20/2047	6,320,170
750,515	3.500%, 8/15/2043	740,890
486,444	3.500%, 8/15/2043	480,206
9,244,967	3.500%, 3/20/2047	9,061,656
11,250,387	3.500%, 11/20/2047	11,024,147
677,278	4.000%, 9/15/2040	684,687
1,917,663	4.000%, 10/15/2040	1,938,147
878,234	4.000%, 1/15/2041	887,809
1,180,733	4.000%, 10/15/2041	1,193,758
3,361,862	4.000%, 6/15/2048	3,369,715
198,566	4.500%, 1/15/2039	204,663
144,042	4.500%, 6/15/2039	148,853
519,975	4.500%, 10/15/2039	537,420
207,556	4.500%, 1/15/2040	214,489
118,462	4.500%, 6/15/2040	122,495
67,220	4.500%, 9/15/2040	69,571
118,895	4.500%, 2/15/2041	122,959
594,254	4.500%, 3/15/2041	614,447
53,447	4.500%, 5/15/2041	55,012
Mortgage Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$ 1,960,425	4.500%, 6/20/2041	$ 2,040,582
400,295	4.500%, 9/15/2041	412,018
365,266	4.500%, 10/15/2043	375,963
337,832	5.000%, 1/15/2039	355,103
272,377	5.000%, 5/15/2039	286,532
366,925	5.000%, 8/20/2039	383,215
124,596	5.500%, 12/15/2038	132,283
89,607	5.500%, 12/20/2038	95,548
164,769	5.500%, 1/15/2039	175,400
174,839	5.500%, 2/15/2039	186,068
6,022	6.000%, 10/15/2028	6,319
4,608	6.000%, 3/15/2029	4,864
64,783	6.000%, 2/15/2036	70,076
95,651	6.000%, 4/15/2036	103,557
80,018	6.000%, 6/15/2037	86,717
9,811	6.500%, 10/15/2028	10,430
4,209	6.500%, 10/15/2028	4,362
4,608	6.500%, 11/15/2028	4,882
6,201	6.500%, 12/15/2028	6,557
2,405	6.500%, 2/15/2029	2,556
9,850	6.500%, 3/15/2029	10,415
22,367	6.500%, 9/15/2031	24,059
51,639	6.500%, 2/15/2032	55,699
8,831	7.000%, 11/15/2027	9,323
5,718	7.000%, 6/15/2028	6,068
10,037	7.000%, 11/15/2028	10,651
6,608	7.000%, 1/15/2029	7,040
6,440	7.000%, 5/15/2029	6,906
545	7.000%, 10/15/2029	568
18,675	7.000%, 5/15/2030	20,029
12,995	7.000%, 11/15/2030	14,027
8,569	7.000%, 12/15/2030	9,158
12,391	7.000%, 8/15/2031	13,388
36,410	7.000%, 10/15/2031	39,511
9,852	7.000%, 12/15/2031	10,735
8,822	7.500%, 8/15/2029	9,506
35,713	7.500%, 10/15/2029	38,637
2,313	7.500%, 10/15/2030	2,508
6,209	7.500%, 1/15/2031	6,805
715	8.000%, 8/15/2029	780
2,193	8.000%, 10/15/2029	2,394
7,872	8.000%, 11/15/2029	8,602
7,387	8.000%, 1/15/2030	8,014
2,889	8.000%, 10/15/2030	3,150
65,905	8.000%, 11/15/2030	72,433
3,261	8.500%, 5/15/2029	3,577
	TOTAL	42,928,109
Mortgage Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Uniform Mortgage-Backed Securities, TBA—1.1%
$ 40,000,000		4.500%, 7/1/2052	$ 40,146,880
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,524,563,980)	3,308,504,550
		COLLATERALIZED MORTGAGE OBLIGATIONS—4.5%
		Federal Home Loan Mortgage Corporation—0.3%
10,653,498	[1]	REMIC, Series 3284, Class AF, 1.634% (1-month USLIBOR +0.310%), 3/15/2037	10,609,138
		Government National Mortgage Association—0.1%
2,850,575	[1]	REMIC, Series 2005-71, Class FA, 0.571% (1-month USLIBOR +0.140%), 9/16/2035	2,843,960
		Non-Agency Mortgage-Backed Securities—4.1%
486,612		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	332,685
221,662		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	24,528
37,185,742		GS Mortgage-Backed Securities 2022-PJ3, Class A4, 2.500%, 8/25/2052	31,783,642
38,631,082		JP Morgan Mortgage Trust 2022-1, Class A2, 3.000%, 7/25/2052	34,416,369
38,516,073		JP Morgan Mortgage Trust 2022-2, Class A3, 2.500%, 8/25/2052	32,920,712
44,091,423		JP Morgan Mortgage Trust 2022-3, Class A3, 2.500%, 8/25/2052	37,686,112
186,057		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 2.964%, 8/25/2035	168,758
1,823,968		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	1,659,949
3,343,301		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	3,053,529
15,379,443		Sequoia Mortgage Trust 2021-3, Class A1, 2.500%, 5/25/2051	13,106,771
		TOTAL	155,153,055
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $185,255,402)	168,606,153
		ASSET-BACKED SECURITIES—3.3%
		Auto Receivables—0.2%
8,340,164		Tesla Auto Lease Trust 2020-A, Class A3, 144A, 0.680%, 12/20/2023	8,251,401
		Credit Card—0.3%
12,340,000	[1]	Discover Card Execution Note Trust 2018-A2, Class A2, 1.654% (1-month USLIBOR +0.330%), 8/15/2025	12,347,602
		Single Family Rental Securities—1.6%
15,161,287		Home Partners of America Trust 2022-1, Class B, 4.330%, 4/17/2039	14,913,858
16,726,000		Progress Residential Trust 2022-SFR1, Class E1, 3.930%, 2/17/2041	15,266,904
14,000,000		Progress Residential Trust 2022-SFR2, Class D, 3.945%, 4/17/2027	13,199,106
14,808,453		Progress Residential Trust 2022-SFR4, Class B, 4.788%, 5/17/2041	14,657,833
		TOTAL	58,037,701
		Student Loans—1.2%
4,714,054		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	4,491,682
9,768,963		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	9,167,588
8,293,443		Navient Student Loan Trust 2020-HA, Class A, 144A, 1.310%, 1/15/2069	7,742,793
10,355,979	[1]	SMB Private Education Loan Trust 2018-A, Class A2B, 2.124% (1-month USLIBOR +0.800%), 2/15/2036	10,206,660
12,411,808	[1]	SMB Private Education Loan Trust 2020-BA, Class A1B, 2.424% (1-month USLIBOR +1.100%), 7/15/2053	12,473,997
		TOTAL	44,082,720
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $126,233,354)	122,719,424
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.5%
		Agency Commercial Mortgage-Backed Securities—0.5%
20,634,532	[1]	REMIC, Series KF90, Class AS, 1.099% (Secured Overnight Financing Rate +0.380%), 9/25/2030 (IDENTIFIED COST $20,634,532)	20,497,818
Mortgage Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	INVESTMENT COMPANY—8.9%
335,999,475	Federated Hermes Government Obligations Fund, Premier Shares, 1.41%[2] (IDENTIFIED COST $335,999,475)	$ 335,999,475
	TOTAL INVESTMENT IN SECURITIES—105.1% (IDENTIFIED COST $4,192,686,743)[3]	3,956,327,420
	OTHER ASSETS AND LIABILITIES - NET—(5.1)%[4]	(193,518,590)
	TOTAL NET ASSETS—100%	$3,762,808,830
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2022, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 12/31/2021	$1,233,856,835
Purchases at Cost	$1,450,751,670
Proceeds from Sales	$(2,348,609,030)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 6/30/2022	$335,999,475
Shares Held as of 6/30/2022	335,999,475
Dividend Income	$533,469

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	7-day net yield.
3	The cost of investments for federal tax purposes amounts to $4,192,686,743.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$3,308,504,550	$—	$3,308,504,550
Collateralized Mortgage Obligations	—	168,606,153	—	168,606,153
Asset-Backed Securities	—	122,719,424	—	122,719,424
Commercial Mortgage-Backed Security	—	20,497,818	—	20,497,818
Investment Company	335,999,475	—	—	335,999,475
TOTAL SECURITIES	$335,999,475	$3,620,327,945	$—	$3,956,327,420

The following acronym(s) are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Mortgage Core Fund
Semi-Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$9.76	$10.07	$9.88	$9.60	$9.80	$9.81
Income From Investment Operations:
Net investment income (loss)[1]	0.10	0.17	0.24	0.32	0.30	0.27
Net realized and unrealized gain (loss)	(0.92)	(0.26)	0.22	0.28	(0.20)	0.00[2]
TOTAL FROM INVESTMENT OPERATIONS	(0.82)	(0.09)	0.46	0.60	0.10	0.27
Less Distributions:
Distributions from net investment income	(0.11)	(0.22)	(0.27)	(0.32)	(0.30)	(0.28)
Net Asset Value, End of Period	$8.83	$9.76	$10.07	$9.88	$9.60	$9.80
Total Return[3]	(8.44)%	(0.89)%	4.70%	6.33%	1.10%	2.75%
Ratios to Average Net Assets:
Net expenses[4]	0.02%[5]	0.02%	0.02%	0.03%	0.03%	0.03%
Net investment income	2.29%[5]	1.72%	2.42%	3.25%	3.18%	2.71%
Expense waiver/reimbursement[6]	—%[5]	—%	—%	—%	—%	0.00%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,762,809	$3,204,459	$2,143,118	$2,528,865	$2,815,951	$1,787,418
Portfolio turnover[8]	35%	351%	257%	130%	109%	88%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[8]	—%	65%	72%	100%	109%	46%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Represents less than 0.01%.
8	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Mortgage Core Fund
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
June 30, 2022 (unaudited)

Assets:
Investment in securities, at value including $335,999,475 of investments in an affiliated holding* (identified cost $4,192,686,743)	$3,956,327,420
Income receivable	8,975,890
Income receivable from an affiliated holding	201,181
Total Assets	3,965,504,491
Liabilities:
Payable for investments purchased	194,942,869
Income distribution payable	7,549,971
Accrued expenses (Note 5)	202,821
Total Liabilities	202,695,661
Net assets for 426,002,200 shares outstanding	$3,762,808,830
Net Assets Consist of:
Paid-in capital	$4,123,309,437
Total distributable earnings (loss)	(360,500,607)
Total Net Assets	$3,762,808,830
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$3,762,808,830 ÷ 426,002,200 shares outstanding, no par value, unlimited shares authorized	$8.83

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Mortgage Core Fund
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended June 30, 2022 (unaudited)

Investment Income:
Interest	$39,851,543
Dividends received from an affiliated holding*	533,469
TOTAL INCOME	40,385,012
Expenses:
Administrative fee (Note 5)	2,061
Custodian fees	65,768
Transfer agent fees	99,495
Directors’/Trustees’ fees (Note 5)	9,208
Auditing fees	15,968
Legal fees	4,062
Portfolio accounting fees	125,645
Printing and postage	9,889
Miscellaneous (Note 5)	13,708
TOTAL EXPENSES	345,804
Net investment income	40,039,208
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(72,881,945)
Net change in unrealized appreciation of investments	(279,599,028)
Net realized and unrealized gain (loss) on investments	(352,480,973)
Change in net assets resulting from operations	$(312,441,765)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Mortgage Core Fund
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2022	Year Ended 12/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$40,039,208	$43,750,066
Net realized gain (loss)	(72,881,945)	(9,894,595)
Net change in unrealized appreciation/depreciation	(279,599,028)	(58,278,254)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(312,441,765)	(24,422,783)
Distributions to Shareholders	(42,314,547)	(56,034,731)
Share Transactions:
Proceeds from sale of shares	1,071,663,500	1,365,048,740
Net asset value of shares issued to shareholders in payment of distributions declared	4,741,433	8,562,706
Cost of shares redeemed	(163,298,763)	(231,813,060)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	913,106,170	1,141,798,386
Change in net assets	558,349,858	1,061,340,872
Net Assets:
Beginning of period	3,204,458,972	2,143,118,100
End of period	$3,762,808,830	$3,204,458,972
See Notes which are an integral part of the Financial Statements
Mortgage Core Fund
Semi-Annual Shareholder Report

Notes to Financial Statements
June 30, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Mortgage Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return. The Fund is an investment vehicle used by other Federated Hermes funds that invest some of their assets in mortgage-backed securities. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Mortgage Core Fund
Semi-Annual Shareholder Report

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and sector/asset class risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
During the six months ended June 30, 2022, the Fund held no futures contracts
Mortgage Core Fund
Semi-Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2022	Year Ended 12/31/2021
Shares sold	115,218,866	137,902,805
Shares issued to shareholders in payment of distributions declared	520,126	864,504
Shares redeemed	(17,917,090)	(23,434,485)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	97,821,902	115,332,824
4. FEDERAL TAX INFORMATION
At June 30, 2022, the cost of investments for federal tax purposes was $4,192,686,743. The net unrealized depreciation of investments for federal tax purposes was $236,359,323. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,735,750 and net unrealized depreciation from investments for those securities having an excess of cost over value of $240,095,073.
As of December 31, 2021, the Fund had a capital loss carryforward of $37,046,085 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$23,356,191	$13,689,894	$37,046,085
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated Hermes Funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund’s average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to reimbursement for certain out-of-pocket expenses.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Mortgage Core Fund
Semi-Annual Shareholder Report

Affiliated Shares of Beneficial Interest
As of June 30, 2022, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2022, were as follows:
Purchases	$230,629,412
Sales	$51,656,555
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2022, the Fund had no outstanding loans. During the six months ended June 30, 2022, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2022, there were no outstanding loans. During the six months ended June 30, 2022, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
11. Recent Accounting Pronouncements
In January 2021, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2021-01 “Reference Rate Reform (Topic 848)”. ASU No. 2021-01 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2021-01 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2022. Management does not expect ASU No. 2021-01 to have a material impact on the financial statements.
Mortgage Core Fund
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2022	Ending Account Value 6/30/2022	Expenses Paid During Period[1]
Actual	$1,000	$915.60	$0.10
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.70	$0.10

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.02%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
Mortgage Core Fund
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes Mortgage Strategy Portfolio (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Board considered that the Fund is distinctive in that it is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs, or certain other discretionary investment accounts, and may also be offered to other funds (each, a “Federated Hermes Fund” and, collectively the “Federated Hermes Funds”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”).
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Advisers and their affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund); (5) comparative fee and expense structures,
Semi-Annual Shareholder Report

including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise,(including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other Federated Hermes Funds.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s benchmark index, which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes
Semi-Annual Shareholder Report

Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings.
For the one-year, three-year and five-year periods ended December 31, 2021, the Fund outperformed its benchmark index.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services and has agreed to reimburse the Fund’s expenses so that total operating expenses are zero. Because the Adviser does not charge the Fund an investment advisory fee and the Fund’s total operating expenses will remain at zero due to reimbursement of expenses, the Board noted that it did not consider fee comparisons to other registered funds or other types of clients of Federated Hermes to be relevant to its evaluation.
Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. The Board considered that the Adviser does not charge an investment advisory fee to the Fund and noted, therefore, that the Adviser does not profit from providing advisory services to the Fund under the Contract.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with an advisory fee of zero, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant to its evaluation.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds.
The Board noted that, although an affiliate of the Adviser charges the Fund an administrative services fee and also the affiliate is entitled to reimbursement for certain out-of-pocket expenses incurred in providing administrative services to the Fund, Federated Hermes reimburses all such fees and expenses to the Fund.
Semi-Annual Shareholder Report

In connection with the Board’s governance of other Federated Hermes Funds, the Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Managed Pool Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Mortgage Strategy Portfolio (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2022, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2021 through March 31, 2022 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement, but within seven days of the redemption request, and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period, that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures;
◾ circumstances during the Period under which the Administrator convened meetings of the Liquidity Risk Management Committees more frequently than normal to conduct enhanced liquidity risk monitoring, including prior to the Russian invasion of Ukraine.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record Report (Form N-PX) link associated with the Fund at FederatedInvestors.com/FundInformation. Select a product name, then click “Documents” and click on “Proxy Voting Record Report.” Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information at FederatedInvestors.com. Select a product name, then click “Documents” and select “Form N-PORT.”
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report

Federated Hermes Mortgage Strategy Portfolio

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P407
38886 (8/22)
© 2022 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Managed Pool Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 22, 2022

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 22, 2022